Schedule of Investments

Virtus AllianzGI Emerging Markets Opportunities Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—98.0%

Argentina—0.4%
MercadoLibre, Inc. (a)	685	$1,008,416

Brazil—2.4%
Hypera S.A.	140,200	797,812
Vale S.A.	291,400	5,071,990

		5,869,802

China—32.1%
Alibaba Group Holding Ltd. (a)	174,600	4,941,022
Alibaba Group Holding Ltd. ADR (a)	27,420	6,216,937
Baidu, Inc. ADR (a)	2,500	543,875
Baoshan Iron & Steel Co., Ltd., Class A	2,697,900	3,325,558
China Merchants Bank Co., Ltd., Class H	956,000	7,298,414
China Petroleum & Chemical Corp., Class H	2,640,000	1,405,899
Hengyi Petrochemical Co., Ltd., Class A	347,700	777,087
Industrial & Commercial Bank of China Ltd., Class H	2,279,000	1,635,793
Industrial Bank Co., Ltd., Class A	780,700	2,869,117
JD.com, Inc., Class A (a)	18,300	757,978
Lenovo Group Ltd.	4,590,000	6,530,068
Meituan, Class B (a)	99,500	3,816,635
New Oriental Education & Technology Group, Inc. ADR (a)	160,900	2,252,600
NIO, Inc. ADR (a)	34,900	1,360,402
Ping An Insurance Group Co. of China Ltd., Class H	132,000	1,571,449
RiseSun Real Estate Development Co., Ltd., Class A	751,652	739,612
Shanghai Bairun Investment Holding Group Co., Ltd., Class A	67,700	1,125,751
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	31,366	1,592,464
Tencent Holdings Ltd.	212,200	16,650,416
Vipshop Holdings Ltd. ADR (a)	66,300	1,979,718
Weichai Power Co., Ltd., Class H	1,238,000	3,057,537
Weifu High-Technology Group Co., Ltd., Class A	705,076	2,547,094
Wuliangye Yibin Co., Ltd., Class A	42,379	1,732,529
Wuxi Biologics Cayman, Inc. (a)	103,000	1,289,802
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	2,319,600	3,311,967

		79,329,724

Cyprus—0.3%
TCS Group Holding PLC GDR	14,068	815,944

Hong Kong—1.4%
China Hongqiao Group Ltd.	777,000	1,037,453
Xinyi Glass Holdings Ltd.	768,000	2,509,255

		3,546,708

	Shares	Value

India—14.8%
Ambuja Cements Ltd.	388,817	$1,642,456
Bajaj Auto Ltd.	25,911	1,300,835
Divi’s Laboratories Ltd.	92,244	4,570,707
Eicher Motors Ltd.	69,602	2,478,879
HCL Technologies Ltd.	161,433	2,169,662
HDFC Bank Ltd. ADR (a)	87,455	6,794,379
Hero MotoCorp Ltd.	31,121	1,240,179
Infosys Ltd.	209,584	3,921,580
Marico Ltd.	166,131	934,567
REC Ltd.	745,176	1,336,682
Reliance Industries Ltd.	69,211	1,896,176
State Bank of India (a)	196,311	978,148
Tata Chemicals Ltd.	143,144	1,471,894
Tata Consultancy Services Ltd.	57,410	2,495,295
Tata Steel Ltd.	307,387	3,413,204

		36,644,643

Indonesia—0.3%
Bank Central Asia Tbk PT	294,500	630,058

Korea (Republic of)—17.6%
CJ CheilJedang Corp.	13,223	4,801,991
Hana Financial Group, Inc.	222,535	8,415,726
Hyundai Motor Co.	4,412	849,848
Kia Motors Corp.	71,931	5,268,902
LG Chem Ltd.	1,405	999,359
LG Electronics, Inc. (a)	17,800	2,359,178
POSCO	17,386	4,915,856
Samsung Electronics Co., Ltd.	166,519	11,976,715
SK Hynix, Inc.	32,395	3,792,655

		43,380,230

Russian Federation—5.7%
Lukoil PJSC ADR	66,993	5,417,054
MMC Norilsk Nickel PJSC ADR	136,384	4,252,453
Sberbank of Russia PJSC ADR	147,839	2,277,460
Severstal PAO GDR	45,518	918,553
VTB Bank PJSC GDR	980,228	1,068,449

		13,933,969

South Africa—0.3%
Gold Fields Ltd. ADR	88,720	841,953

Taiwan—18.5%
Asustek Computer, Inc.	95,000	1,240,231
Cathay Financial Holding Co., Ltd.	427,000	717,578
CTBC Financial Holding Co., Ltd.	1,640,000	1,270,248
E Ink Holdings, Inc.	555,000	1,071,759
Fubon Financial Holding Co., Ltd.	1,021,000	2,032,482
Hon Hai Precision Industry Co., Ltd.	744,000	3,233,309
Innolux Corp. (a)	9,034,000	6,680,594
Radiant Opto-Electronics Corp.	614,000	2,732,906
Taiwan Semiconductor Manufacturing Co., Ltd.	1,118,000	23,000,245
United Microelectronics Corp.	2,142,000	3,768,563

		45,747,915

Schedule of Investments

Virtus AllianzGI Emerging Markets Opportunities Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Thailand—0.8%
Charoen Pokphand Foods PCL	1,977,000	$1,866,288

Turkey—1.3%
Arcelik AS	272,293	1,103,385
Vestel Elektronik Sanayi ve Ticaret AS (a)	440,014	1,998,307

		3,101,692

United States—2.1%
Axalta Coating Systems Ltd. (a)	38,200	1,129,956
Crown Holdings, Inc.	12,775	1,239,686
Southern Copper Corp.	42,235	2,866,489

		5,236,131

Total Common Stock (cost—$163,786,493)		241,953,473

PREFERRED STOCK—0.7%

Brazil—0.7%
Banco Bradesco S.A. (cost—$1,718,677)	367,000	1,745,461

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $1,724,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $1,758,484 including accrued interest (cost—$1,724,000)	$1,724	1,724,000

Total Investments (cost—$167,229,170)—99.4%		245,422,934

Other assets and liabilities, net—0.6%		1,543,780

Net Assets—100.0%		$246,966,714

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Schedule of Investments

Virtus AllianzGI Emerging Markets Opportunities Fund

March 31, 2021 (unaudited) (continued)

The industry classification of portfolio holdings and other assets and liabilities, net, shown as a percentage of net assets were as follows:

Banks	14.5%
Semiconductors & Semiconductor Equipment	13.5%
Metals & Mining	10.8%
Technology Hardware, Storage & Peripherals	8.0%
Internet & Direct Marketing Retail	7.6%
Interactive Media & Services	7.0%
Automobiles	5.1%
Electronic Equipment, Instruments & Components	4.4%
Oil, Gas & Consumable Fuels	3.5%
IT Services	3.5%
Food Products	2.7%
Machinery	2.6%
Life Sciences Tools & Services	2.4%
Household Durables	2.2%
Beverages	1.8%
Chemicals	1.8%
Insurance	1.7%
Auto Components	1.0%
Building Products	1.0%
Diversified Consumer Services	0.9%
Construction Materials	0.7%
Diversified Financial Services	0.5%
Containers & Packaging	0.5%
Personal Products	0.4%
Pharmaceuticals	0.3%
Real Estate Management & Development	0.3%
Repurchase Agreements	0.7%
Other assets and liabilities, net	0.6%

100.0%

Schedule of Investments

Virtus AllianzGI Focused Growth Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—100.3%

Air Freight & Logistics—2.1%
XPO Logistics, Inc. (b)	223,380	$27,542,754

Airlines—2.3%
Southwest Airlines Co. (b)	482,020	29,432,141

Automobiles—4.0%
Tesla, Inc. (b)	78,200	52,232,126

Biotechnology—0.7%
Natera, Inc. (b)	94,880	9,634,115

Capital Markets—2.1%
Morgan Stanley	359,525	27,920,711

Entertainment—0.8%
Roku, Inc. (b)	30,650	9,984,851

Healthcare Equipment & Supplies—3.8%
Align Technology, Inc. (b)	54,995	29,781,442
Cooper Cos., Inc.	25,510	9,798,136
Insulet Corp. (b)	36,530	9,531,408

		49,110,986

Healthcare Providers & Services—1.4%
Anthem, Inc.	50,885	18,265,171

Hotels, Restaurants & Leisure—2.3%
Caesars Entertainment, Inc. (b)	152,065	13,298,084
Chipotle Mexican Grill, Inc. (b)	11,560	16,424,679

		29,722,763

Interactive Media & Services—8.0%
Alphabet, Inc., Class A (b)	10,830	22,337,092
Facebook, Inc., Class A (b)	219,150	64,546,249
Pinterest, Inc., Class A (b)	238,970	17,690,949

		104,574,290

Internet & Direct Marketing Retail—6.6%
Amazon.com, Inc. (b)	27,742	85,835,967

IT Services—15.8%
EPAM Systems, Inc. (b)	65,985	26,175,590
Mastercard, Inc., Class A	124,115	44,191,146
Okta, Inc. (b)	76,430	16,847,465
PayPal Holdings, Inc. (b)	149,320	36,260,869
Square, Inc., Class A (b)	127,550	28,960,227
Twilio, Inc., Class A (b)	45,550	15,521,618
Visa, Inc., Class A	182,650	38,672,484

		206,629,399

Life Sciences Tools & Services—3.3%
Avantor, Inc. (b)	1,068,420	30,909,391
Maravai LifeSciences Holdings, Inc., Class A (b)	334,582	11,924,502

		42,833,893

	Shares	Value

Machinery—1.4%
Deere & Co.	47,755	$17,867,056

Multi-Line Retail—1.5%
Dollar General Corp.	99,175	20,094,839

Personal Products—1.1%
Estee Lauder Cos., Inc., Class A	51,095	14,860,981

Pharmaceuticals—5.1%
AstraZeneca PLC ADR	401,050	19,940,206
Horizon Therapeutics PLC (b)	311,005	28,624,900
Zoetis, Inc.	114,695	18,062,169

		66,627,275

Road & Rail—2.4%
Union Pacific Corp.	142,255	31,354,425

Semiconductors & Semiconductor Equipment—8.9%
Enphase Energy, Inc. (b)	75,620	12,262,539
Lam Research Corp.	67,385	40,110,247
NVIDIA Corp.	78,055	41,675,906
Skyworks Solutions, Inc.	118,045	21,658,897

		115,707,589

Software—14.9%
Crowdstrike Holdings, Inc., Class A (b)	106,505	19,438,228
Microsoft Corp. (a)	516,365	121,743,376
Paycom Software, Inc. (b)	30,610	11,327,537
Salesforce.com, Inc. (b)	98,520	20,873,432
ServiceNow, Inc. (b)	40,940	20,474,503

		193,857,076

Specialty Retail—2.7%
Burlington Stores, Inc. (b)	119,795	35,794,746

Technology Hardware, Storage & Peripherals—8.4%
Apple, Inc. (a)	901,050	110,063,257

Textiles, Apparel & Luxury Goods—0.7%
NIKE, Inc., Class B	72,875	9,684,359

Total Common Stock (cost—$639,980,112)		1,309,630,770

Schedule of Investments

Virtus AllianzGI Focused Growth Fund

March 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Repurchase Agreements—0.2%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $2,319,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $2,365,469 including accrued interest (cost—$2,319,000)	$2,319	$2,319,000

Total Options Purchased—0.0% (cost—$2,313,608) (b)(c)(d)		350,980

Total Investments, before options written (cost—$644,612,720)—100.5%		1,312,300,750

Value

Total Options Written—(0.1)% (premiums received—$1,853,846) (b)(c)(d)	$(1,853,200)

Total Investments, net of options written (cost—$642,758,874)—100.3%	1,310,447,550

Other assets and liabilities, net—(0.3)%	(4,423,572)

Net Assets—100.0%	$1,306,023,978

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Exchange traded option contracts outstanding at March 31, 2021:

Options purchased contracts outstanding at March 31, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized (Depreciation)
Call options:
Alphabet, Inc.	2,130.00 USD	4/16/21	160	$16,000	$230,080	$1,246,726	$(1,016,646)
Amazon.com, Inc.	3,500.00 USD	5/21/21	60	6,000	120,900	1,066,882	(945,982)

	Total options purchased contracts				$350,980	$2,313,608	$(1,962,628)

Options written contracts outstanding at March 31, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Facebook, Inc.	285.00 USD	5/21/21	(760)	$(76,000)	$(1,634,000)	$(978,831)	$(655,169)

Put options:
Alphabet, Inc.	1,980.00 USD	4/16/21	(160)	$(16,000)	$(219,200)	$(875,015)	$655,815

	Total options written contracts				$(1,853,200)	$(1,853,846)	$646

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Virtus AllianzGI Global Small-Cap Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—96.9%

Australia—1.9%
ALS Ltd.	29,677	$218,199
Ansell Ltd.	3,917	116,745
Bapcor Ltd.	44,339	252,246
Beach Energy Ltd.	102,300	133,259
Nick Scali Ltd.	23,084	174,809
Northern Star Resources Ltd.	21,400	154,091
Openpay Group Ltd. (b)	27,650	49,774
Paradigm Biopharmaceuticals Ltd. (b)	64,071	125,069
Pro Medicus Ltd.	9,500	298,226
Starpharma Holdings Ltd. (b)	254,676	371,403

		1,893,821

Austria—0.7%
Wienerberger AG	18,887	691,042

Denmark—1.1%
Ambu A/S, Class B	11,758	552,194
SimCorp A/S	3,970	491,615

		1,043,809

Finland—0.4%
Huhtamaki Oyj	9,577	433,066

France—3.3%
Elis S.A. (b)	34,051	555,848
Korian S.A. (b)	12,165	422,556
Nexity S.A.	10,256	506,105
SCOR SE (b)	14,863	507,208
SOITEC (b)	2,785	569,259
SPIE S.A. (b)	26,690	639,133

		3,200,109

Germany—2.9%
Bechtle AG	2,355	441,597
CANCOM SE	7,613	438,710
Evotec SE (b)	15,817	570,184
Hella GmbH & Co. KGaA (b)	8,913	499,828
Jenoptik AG	16,498	495,289
Scout24 AG (a)	4,946	375,271

		2,820,879

Hong Kong—1.3%
Hutchison China MediTech Ltd. ADR (b)	10,100	285,325
Melco International Development Ltd.	141,000	287,292
Techtronic Industries Co., Ltd.	16,000	273,730
VTech Holdings Ltd.	41,600	374,577

		1,220,924

Ireland—0.6%
Grafton Group PLC	38,898	549,118

Italy—1.1%
Buzzi Unicem SpA	19,875	516,725

	Shares	Value

ERG SpA	18,483	$549,245

		1,065,970

Japan—11.2%
Anritsu Corp.	16,100	351,299
COMSYS Holdings Corp.	13,600	418,839
Ferrotec Holdings Corp.	7,500	149,627
Fuji Electric Co., Ltd.	14,600	607,866
Fuji Oil Holdings, Inc.	12,800	341,372
Heiwa Real Estate Co., Ltd.	5,200	162,258
Holon Co., Ltd.	2,100	91,795
Jeol Ltd.	17,400	689,871
Marui Group Co., Ltd.	24,700	463,773
Mitsubishi UFJ Lease & Finance Co., Ltd.	100,700	607,520
Mitsui OSK Lines Ltd.	5,800	202,980
Nihon Unisys Ltd.	4,700	144,746
NSK Ltd.	34,700	355,697
Open House Co., Ltd.	10,600	451,858
PALTAC Corp.	9,700	524,751
Park24 Co., Ltd. (b)	14,600	272,815
Penta-Ocean Construction Co., Ltd.	87,900	689,863
Ryohin Keikaku Co., Ltd.	24,300	574,553
Showa Denko KK	16,600	472,251
T&D Holdings, Inc.	32,300	415,984
Tokai Carbon Co., Ltd.	38,500	621,355
Tokyu Fudosan Holdings Corp.	91,900	543,640
ValueCommerce Co., Ltd.	17,500	567,397
Zenkoku Hosho Co., Ltd.	12,100	555,141
Zeon Corp.	39,500	631,072

		10,908,323

Korea (Republic of)—0.4%
Koh Young Technology, Inc.	3,510	356,660

Netherlands—1.1%
ASM International NV	1,789	520,294
ASR Nederland NV	12,683	568,311

		1,088,605

New Zealand—0.1%
Eroad Ltd. (b)	32,472	100,136

Norway—1.6%
Elkem ASA (a)	172,099	748,506
Storebrand ASA (b)	76,444	769,878

		1,518,384

Singapore—0.3%
Mapletree Industrial Trust REIT	130,200	265,201

Sweden—1.1%
AAK AB	24,040	544,196
Elekta AB, Class B	40,330	522,975

		1,067,171

Switzerland—1.9%
Georg Fischer AG	495	661,466

Schedule of Investments

Virtus AllianzGI Global Small-Cap Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Interroll Holding AG	191	$674,962
OC Oerlikon Corp. AG	47,350	547,570

		1,883,998

Taiwan—1.0%
ASMedia Technology, Inc.	6,000	313,321
Unimicron Technology Corp.	85,000	272,579
Win Semiconductors Corp.	14,000	191,848
Yageo Corp.	11,000	213,192

		990,940

United Kingdom—6.2%
ASOS PLC (b)	7,724	589,277
Auto Trader Group PLC (a)(b)	66,094	505,153
Crest Nicholson Holdings PLC (b)	99,854	561,647
Genus PLC	9,234	618,423
HomeServe PLC	28,959	479,473
Howden Joinery Group PLC (b)	55,880	564,675
Intermediate Capital Group PLC	24,471	621,412
Moneysupermarket.com Group PLC	133,100	489,188
Rotork PLC	97,734	480,469
Spectris PLC	12,381	567,867
Wizz Air Holdings PLC (a)(b)	7,800	518,513

		5,996,097

United States—58.7%
API Group Corp. (a)(b)	62,575	1,294,051
Arcosa, Inc.	9,390	611,195
Aspen Technology, Inc. (b)	8,055	1,162,578
Avista Corp.	33,149	1,582,865
Axon Enterprise, Inc. (b)	6,023	857,796
Bank of Hawaii Corp.	11,732	1,049,897
BellRing Brands, Inc., Class A (b)	38,082	899,116
Big Lots, Inc.	20,481	1,398,852
Camping World Holdings, Inc., Class A	23,942	871,010
Cardlytics, Inc. (b)	4,354	477,634
Chart Industries, Inc. (b)	3,852	548,332
Chegg, Inc. (b)	7,527	644,763
Chemours Co.	35,247	983,744
Churchill Downs, Inc.	2,616	594,931
Cinemark Holdings, Inc. (b)	34,842	711,125
Clean Energy Fuels Corp. (b)	93,712	1,287,603
Clean Harbors, Inc. (b)	8,763	736,618
CONMED Corp.	8,893	1,161,337
Diamondback Energy, Inc.	15,194	1,116,607
FormFactor, Inc. (b)	14,702	663,207
Freshpet, Inc. (b)	3,524	559,647
Graphic Packaging Holding Co.	55,743	1,012,293
Hawaiian Electric Industries, Inc.	37,093	1,648,042
Health Catalyst, Inc. (b)	17,441	815,716
Hecla Mining Co.	122,313	695,961
Huntsman Corp.	29,712	856,597
Huron Consulting Group, Inc. (b)	13,059	657,912
ICF International, Inc.	16,261	1,421,211
II-VI, Inc. (b)	8,026	548,738
ITT, Inc.	14,490	1,317,286
Kilroy Realty Corp. REIT	17,268	1,133,299
LHC Group, Inc. (b)	2,862	547,243

	Shares	Value

Lindblad Expeditions Holdings, Inc. (b)	31,920	$603,288
LivePerson, Inc. (b)	14,414	760,194
LPL Financial Holdings, Inc.	9,727	1,382,790
Materion Corp.	14,701	973,794
Matson, Inc.	13,406	894,180
MaxLinear, Inc. (b)	15,795	538,294
Monro, Inc.	18,369	1,208,680
NanoString Technologies, Inc. (b)	6,717	441,374
Natera, Inc. (b)	6,515	661,533
nLight, Inc. (b)	15,606	505,634
Novavax, Inc. (b)	3,150	571,127
Paylocity Holding Corp. (b)	3,795	682,455
Pebblebrook Hotel Trust REIT	26,187	636,082
Penn National Gaming, Inc. (b)	5,456	572,007
Perficient, Inc. (b)	20,024	1,175,809
Pinnacle Financial Partners, Inc.	12,923	1,145,753
Planet Fitness, Inc., Class A (b)	13,531	1,045,946
Popular, Inc.	16,494	1,159,858
Q2 Holdings, Inc. (b)	5,264	527,453
Shift4 Payments, Inc., Class A (b)	7,666	628,689
Six Flags Entertainment Corp. (b)	11,862	551,227
SkyWest, Inc.	18,429	1,004,012
Summit Materials, Inc., Class A (b)	24,504	686,602
Tenet Healthcare Corp. (b)	25,686	1,335,672
Terreno Realty Corp. REIT	20,367	1,176,602
TreeHouse Foods, Inc. (b)	25,122	1,312,373
Varonis Systems, Inc. (b)	11,629	597,033
Visteon Corp. (b)	4,579	558,409
Webster Financial Corp.	17,457	962,055
Western Alliance Bancorp	12,735	1,202,693
YETI Holdings, Inc. (b)	9,278	669,964
Zynga, Inc., Class A (b)	83,900	856,619

		56,895,407

Total Common Stock (cost—$71,886,791)		93,989,660

PREFERRED STOCK—0.6%

Germany—0.6%
Jungheinrich AG (cost—$351,446)	12,987	624,424

	Principal Amount (000s)

Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $3,263,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $3,328,354 including accrued interest (cost—$3,263,000)	$3,263	3,263,000

Total Investments (cost—$75,501,237)—100.9%		97,877,084

Other assets and liabilities, net—(0.9)%		(881,808)

Net Assets—100.0%		$96,995,276

Schedule of Investments

Virtus AllianzGI Global Small-Cap Fund

March 31, 2021 (unaudited) (continued)

Notes to Schedule of Investments:

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $3,441,494 or 3.5% of net assets.

(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

Virtus AllianzGI Global Small-Cap Fund

March 31, 2021 (unaudited) (continued)

The industry classification of portfolio holdings and other assets and liabilities, net, shown as a percentage of net assets were as follows:

Banks	5.7%
Machinery	5.7%
Chemicals	4.4%
Software	4.4%
Hotels, Restaurants & Leisure	3.8%
Semiconductors & Semiconductor Equipment	3.5%
Equity Real Estate Investment Trusts (REITs)	3.3%
Electronic Equipment, Instruments & Components	3.1%
Healthcare Equipment & Supplies	3.1%
Construction & Engineering	3.1%
IT Services	2.9%
Food Products	2.8%
Commercial Services & Supplies	2.8%
Oil, Gas & Consumable Fuels	2.6%
Multi-Line Retail	2.5%
Healthcare Providers & Services	2.4%
Professional Services	2.4%
Insurance	2.3%
Specialty Retail	2.3%
Capital Markets	2.1%
Biotechnology	2.0%
Construction Materials	2.0%
Metals & Mining	1.9%
Electric Utilities	1.7%
Multi-Utilities	1.6%
Entertainment	1.6%
Airlines	1.6%
Containers & Packaging	1.5%
Diversified Financial Services	1.2%
Healthcare Technology	1.1%
Trading Companies & Distributors	1.1%
Marine	1.1%
Internet & Direct Marketing Retail	1.1%
Auto Components	1.1%
Real Estate Management & Development	1.1%
Media	1.1%
Household Durables	1.0%
Life Sciences Tools & Services	1.0%
Personal Products	0.9%
Interactive Media & Services	0.9%
Aerospace & Defense	0.9%
Distributors	0.8%
Leisure Equipment & Products	0.7%
Pharmaceuticals	0.7%
Diversified Consumer Services	0.7%
Electrical Equipment	0.6%
Independent Power Producers & Energy Traders	0.6%
Communications Equipment	0.4%
Real Estate	0.2%
Consumer Finance	0.1%
Repurchase Agreements	3.4%
Other assets and liabilities, net	(0.9)%

100.0%

Schedule of Investments

Virtus AllianzGI Health Sciences Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—97.6%

Biotechnology—12.0%
AbbVie, Inc.	37,920	$4,103,702
ACADIA Pharmaceuticals, Inc. (c)	10,665	275,157
Adverum Biotechnologies, Inc. (c)	26,675	263,016
Arena Pharmaceuticals, Inc. (c)	5,895	409,054
Avita Medical, Inc. (c)	46,575	923,116
Biogen, Inc. (c)	4,235	1,184,741
Biohaven Pharmaceutical Holding Co., Ltd. (c)	5,415	370,115
BioNTech SE ADR (c)	7,030	767,606
Deciphera Pharmaceuticals, Inc. (c)	13,515	606,013
Gilead Sciences, Inc.	48,225	3,116,782
ImmunoGen, Inc. (c)	63,170	511,677
Karyopharm Therapeutics, Inc. (c)	39,685	417,486
Mersana Therapeutics, Inc. (c)	33,665	544,700
Moderna, Inc. (c)	3,815	499,574
Natera, Inc. (c)	8,405	853,444
Neurocrine Biosciences, Inc. (c)	7,395	719,164
Novavax, Inc. (c)	2,265	410,667
Rocket Pharmaceuticals, Inc. (c)	14,310	634,935
SpringWorks Therapeutics, Inc. (c)	4,855	357,182
TG Therapeutics, Inc. (c)	13,560	653,592
Translate Bio, Inc. (c)	24,510	404,170
Turning Point Therapeutics, Inc. (c)	5,570	526,866
Vertex Pharmaceuticals, Inc. (c)	13,495	2,899,941

		21,452,700

Healthcare Equipment & Supplies—24.9%
Abbott Laboratories	6,855	821,503
Alcon, Inc. (c)	47,375	3,324,777
Align Technology, Inc. (c)	8,450	4,575,928
CONMED Corp.	20,950	2,735,861
Cooper Cos., Inc.	11,825	4,541,864
DexCom, Inc. (c)	2,630	945,196
Establishment Labs Holdings, Inc. (c)	11,640	727,849
Hill-Rom Holdings, Inc.	14,320	1,582,074
IDEXX Laboratories, Inc. (c)	4,385	2,145,624
Insulet Corp. (c)	7,255	1,892,975
Intuitive Surgical, Inc. (c)	1,240	916,286
Itamar Medical Ltd. ADR (c)	56,050	1,342,398
Medtronic PLC	87,800	10,371,814
Quotient Ltd. (c)	242,694	893,114
Teleflex, Inc.	12,105	5,029,143
Zimmer Biomet Holdings, Inc.	16,580	2,654,126

		44,500,532

Healthcare Providers & Services—15.7%
Anthem, Inc.	16,505	5,924,470
Centene Corp. (c)	70,815	4,525,787
Cigna Corp.	9,720	2,349,713
Guardant Health, Inc. (c)	3,170	483,901
HCA Healthcare, Inc.	7,275	1,370,173
Humana, Inc.	6,885	2,886,536
LHC Group, Inc. (c)	8,730	1,669,263
Oak Street Health, Inc. (c)	23,660	1,284,028
Tenet Healthcare Corp. (c)	69,220	3,599,440
UnitedHealth Group, Inc.	10,896	4,054,075

		28,147,386

Internet & Direct Marketing Retail—0.3%
Chewy, Inc., Class A (c)	6,955	589,158

	Shares	Value

Life Sciences Tools & Services—6.7%
10X Genomics, Inc., Class A (c)	8,115	$1,468,815
Avantor, Inc. (c)	205,955	5,958,278
Maravai LifeSciences Holdings, Inc., Class A (c)	48,712	1,736,096
PPD, Inc. (c)	25,275	956,406
Syneos Health, Inc. (c)	24,770	1,878,804

		11,998,399

Pharmaceuticals—38.0%
AstraZeneca PLC ADR	210,885	10,485,202
Bristol-Myers Squibb Co.	134,490	8,490,354
Catalent, Inc. (c)	29,430	3,099,273
Daiichi Sankyo Co., Ltd.	85,800	2,499,029
Eisai Co., Ltd.	7,300	489,128
Eli Lilly and Co.	48,580	9,075,715
Horizon Therapeutics PLC (c)	54,135	4,982,585
Merck & Co., Inc.	37,297	2,875,226
Novartis AG ADR	72,713	6,215,507
Pfizer, Inc.	131,669	4,770,368
Roche Holding AG ADR	163,235	6,620,812
Sanofi ADR	75,315	3,725,080
Zoetis, Inc.	29,345	4,621,251

		67,949,530

Total Common Stock (cost—$151,924,492)		174,637,705

RIGHTS—0.0%

Pharmaceuticals—0.0%
Elanco Animal Health, Inc., CVR, (a)(b)(c) (cost—$957)	38,000	957

	Principal Amount (000s)
Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $3,035,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $3,095,735 including accrued interest (cost—$3,035,000)	$3,035	3,035,000

Total Investments (cost—$154,960,449)—99.3%		177,673,662

Other assets and liabilities, net—0.7%		1,294,181

Net Assets—100.0%		$178,967,843

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $957, representing less than 0.05% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—32.1%

Aerospace & Defense—0.0%
Erickson, Inc. (f)(h)(n)	10,866	$326,089

Air Freight & Logistics—0.3%
FedEx Corp. (i)	76,140	21,626,806

Apparel & Textiles—0.0%
Quiksilver, Inc. (f)(h)(n)	2,328	49,354

Automobiles—1.2%
Ford Motor Co. (n)	1,199,700	14,696,325
Tesla, Inc. (n)	92,725	61,933,809

		76,630,134

Banks—0.9%
CCF Holdings LLC (f)(h)(n)	3,131,048	2,817,943
CCF Holdings LLC, Class B (f)(h)(k)(n)	42,857	5
JPMorgan Chase & Co.	226,075	34,415,397
Wells Fargo & Co. (i)	531,770	20,776,254

		58,009,599

Biotechnology—0.4%
AbbVie, Inc.	244,942	26,507,623

Capital Markets—0.5%
Charles Schwab Corp.	220,275	14,357,525
S&P Global, Inc.	42,775	15,094,014

		29,451,539

Chemicals—0.2%
Chemours Co.	238,400	6,653,744
Dow, Inc.	83,978	5,369,553

		12,023,297

Commercial Services—0.0%
Cenveo Corp. (cost—$1,960,164; purchased 6/19/14—12/10/15) (f)(h)(k)(l)(n)	19,074	190,740

Diversified Telecommunication Services—0.0%
Frontier Communications Corp. (n)	210,781	59,019

Entertainment—0.7%
Activision Blizzard, Inc. (i)	239,700	22,292,100
Netflix, Inc. (i)(n)	48,600	25,352,676

		47,644,776

Equity Real Estate Investment Trusts (REITs)—0.4%
Crown Castle International Corp.	148,671	25,590,739

Food & Staples Retailing—0.4%
Costco Wholesale Corp. (i)	65,680	23,150,886

	Shares	Value

Healthcare Equipment & Supplies—1.3%
Abbott Laboratories	200,925	$24,078,852
Align Technology, Inc. (n)	42,445	22,985,241
DexCom, Inc. (n)	35,850	12,884,131
Intuitive Surgical, Inc. (n)	32,600	24,089,444

		84,037,668

Healthcare Providers & Services—0.8%
UnitedHealth Group, Inc.	136,450	50,768,951

Hotels, Restaurants & Leisure—1.2%
Booking Holdings, Inc. (n)	14,110	32,874,042
Darden Restaurants, Inc.	109,350	15,527,700
Starbucks Corp.	297,147	32,469,253

		80,870,995

Household Durables—0.4%
DR Horton, Inc. (i)	285,265	25,422,817

Industrial Conglomerates—0.3%
Honeywell International, Inc.	94,300	20,469,701

Insurance—0.2%
Aon PLC, Class A	41,815	9,622,050

Interactive Media & Services—3.3%
Alphabet, Inc., Class A (n)	56,525	116,583,943
Facebook, Inc., Class A (n)	283,390	83,466,857
Match Group, Inc. (n)	90,366	12,414,481

		212,465,281

Internet & Direct Marketing Retail—1.4%
Amazon.com, Inc. (n)	29,900	92,512,992

IT Services—3.1%
Accenture PLC, Class A	74,080	20,464,600
Mastercard, Inc., Class A (i)	142,505	50,738,905
PayPal Holdings, Inc. (i)(n)	169,410	41,139,524
Shopify, Inc., Class A (i)(n)	8,970	9,925,305
Square, Inc., Class A (i)(n)	65,015	14,761,656
Twilio, Inc., Class A (i)(n)	45,430	15,480,727
Visa, Inc., Class A (i)	244,315	51,728,815

		204,239,532

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	135,100	17,176,614
Illumina, Inc. (n)	17,305	6,646,158
IQVIA Holdings, Inc. (n)	123,225	23,799,677
Thermo Fisher Scientific, Inc.	52,575	23,994,178

		71,616,627

Machinery—0.8%
Caterpillar, Inc. (i)	120,175	27,864,977
Deere & Co. (i)	65,170	24,382,704

		52,247,681

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Media—0.0%
LiveStyle, Inc. (cost—$0; purchased12/1/16) (a)(f)(h)(k)(l)(n)(o)	202,319	$2
Postmedia Network Canada Corp. (f)(h)(n)	1,018,823	1,823,693

		1,823,695

Metals & Mining—0.3%
Freeport-McMoRan, Inc. (n)	628,275	20,689,096

Multi-Line Retail—0.5%
Dollar General Corp.	49,835	10,097,568
Target Corp.	106,785	21,150,905

		31,248,473

Oil, Gas & Consumable Fuels—0.4%
Arch Resources, Inc. (n)	1,858	77,293
Chesapeake Energy Corp. (n)	12,296	533,523
Hercules Offshore, Inc. (f)(h)(n)	174,935	18
Noble Finance Co. (h)(n)	5,386	94,255
Oasis Petroleum, Inc.	192,913	11,457,103
Occidental Petroleum Corp.	168,755	4,492,258
Riviera Resources, Inc. (f)(h)(n)	25,527	6,592
Southwestern Energy Co. (n)	508,010	2,362,247
Valero Energy Corp. (i)	128,210	9,179,836

		28,203,125

Pharmaceuticals—1.1%
Eli Lilly and Co.	150,150	28,051,023
Horizon Therapeutics PLC (n)	179,900	16,557,996
Zoetis, Inc.	171,500	27,007,820

		71,616,839

Road & Rail—0.2%
Union Pacific Corp.	50,300	11,086,623

Semiconductors—0.0%
GT Advanced Technologies, Inc. (f)(h)(n)	537	—	†

Semiconductors & Semiconductor Equipment—3.4%
Advanced Micro Devices, Inc. (i)(n)	313,275	24,592,088
Broadcom, Inc. (i)	75,725	35,110,653
Enphase Energy, Inc. (n)	109,350	17,732,196
Intel Corp.	84,645	5,417,280
Lam Research Corp.	55,350	32,946,534
Marvell Technology Group Ltd. (i)	355,825	17,428,309
Micron Technology, Inc. (i)(n)	304,925	26,897,434
NVIDIA Corp. (i)	89,824	47,959,728
QUALCOMM, Inc.	127,875	16,954,946

		225,039,168

	Shares	Value
Software—4.3%
Adobe, Inc. (i)(n)	85,685	$40,732,078
Atlassian Corp. PLC, Class A (i)(n)	50,530	10,649,703
Crowdstrike Holdings, Inc., Class A (i)(n)	114,600	20,915,646
DocuSign, Inc. (i)(n)	53,495	10,830,063
Intuit, Inc. (i)	83,000	31,793,980
Microsoft Corp.	443,675	104,605,255
Salesforce.com, Inc. (i)(n)	113,285	24,001,693
ServiceNow, Inc. (i)(n)	45,060	22,534,956
Workday, Inc., Class A (i)(n)	71,825	17,843,485

		283,906,859

Specialty Retail—1.0%
Home Depot, Inc.	176,900	53,998,725
TJX Cos., Inc.	154,410	10,214,221

		64,212,946

Technology Hardware, Storage & Peripherals—1.4%
Apple, Inc.	755,317	92,261,972

Textiles, Apparel & Luxury Goods—0.6%
Iconix Brand Group, Inc. (n)	44,216	88,874
NIKE, Inc., Class B (i)	302,625	40,215,836

		40,304,710

Total Common Stock (cost—$1,976,753,476)		2,095,928,402

	Principal Amount (000s)

CORPORATE BONDS & NOTES—31.3%

Advertising—0.2%
Clear Channel Outdoor Holdings, Inc. (a)(c),
7.75%, 4/15/28	$5,410	5,350,490
National CineMedia LLC (a)(c),
5.875%, 4/15/28	8,220	7,644,600

		12,995,090

Aerospace & Defense—0.8%
Kratos Defense & Security Solutions, Inc. (a)(c),
6.50%, 11/30/25	5,910	6,209,164
TransDigm, Inc.,
5.50%, 11/15/27	15,130	15,661,517
6.50%, 5/15/25	13,145	13,391,469
Triumph Group, Inc. (a)(c),
6.25%, 9/15/24	7,135	7,239,884
8.875%, 6/1/24	7,895	8,883,454

		51,385,488

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Airlines—0.7%
American Airlines, Inc. (a)(c),
5.50%, 4/20/26	$3,150	$3,278,173
5.75%, 4/20/29	8,835	9,397,348
11.75%, 7/15/25	6,325	7,823,962
Delta Air Lines, Inc.,
7.375%, 1/15/26	12,455	14,563,568
Hawaiian Brand Intellectual Property Ltd. (a)(c),
5.75%, 1/20/26	10,395	11,045,727

		46,108,778

Auto Components—0.8%
Adient U.S. LLC (a)(c),
7.00%, 5/15/26	163	173,595

American Axle & Manufacturing, Inc.,
6.50%, 4/1/27	12,070	12,522,625
Clarios Global L.P. (a)(c),
8.50%, 5/15/27	12,895	13,878,243
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	9,725	9,989,034
5.25%, 4/30/31	8,390	8,390,000
Tenneco, Inc. (a)(c),
7.875%, 1/15/29	7,660	8,596,052

		53,549,549

Auto Manufacturers—1.1%
Allison Transmission, Inc. (a)(c),
3.75%, 1/30/31	4,050	3,923,438
Ford Motor Co.,
7.45%, 7/16/31	7,265	9,159,930
9.00%, 4/22/25	12,345	14,951,215
9.625%, 4/22/30	11,060	15,434,672
Ford Motor Credit Co. LLC,
4.00%, 11/13/30	4,865	4,826,031
5.125%, 6/16/25	4,465	4,822,200
Navistar International Corp. (a)(c),
6.625%, 11/1/25	11,295	11,718,901
Tesla, Inc. (a)(c),
5.30%, 8/15/25	9,850	10,220,360

		75,056,747

Beverages—0.1%
Triton Water Holdings, Inc. (a)(c),
6.25%, 4/1/29	9,160	9,343,200

	Principal Amount (000s)	Value

Building Materials—0.4%
Builders FirstSource, Inc. (a)(c),
5.00%, 3/1/30	$10,190	$10,684,725
Griffon Corp.,
5.75%, 3/1/28	3,860	4,106,075
Summit Materials LLC (a)(c),
5.25%, 1/15/29	12,470	13,015,562

		27,806,362

Chemicals—0.4%
Chemours Co.,
7.00%, 5/15/25	3,395	3,491,758
Trinseo Materials Operating SCA (a)(c),
5.375%, 9/1/25	4,535	4,661,526
Tronox Finance PLC (a)(c),
5.75%, 10/1/25	5,510	5,747,646
Tronox, Inc. (a)(c),
4.625%, 3/15/29	10,055	10,067,569

		23,968,499

Commercial Services—1.4%
Avis Budget Car Rental LLC (a)(c),
5.375%, 3/1/29	2,575	2,663,644
5.75%, 7/15/27	14,925	15,466,031
Herc Holdings, Inc. (a)(c),
5.50%, 7/15/27	11,020	11,727,484

Hertz Corp. (a)(c)(e),
6.00%, 1/15/28	12,195	12,225,488
7.125%, 8/1/26	3,750	3,745,313
Laureate Education, Inc. (a)(c),
8.25%, 5/1/25	9,970	10,418,650
NESCO Holdings II, Inc. (a)(c),
5.50%, 4/15/29	11,275	11,565,895
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	3,354,750
7.00%, 2/15/22	3,965	4,093,863
United Rentals North America, Inc.,
5.25%, 1/15/30	16,195	17,576,433

		92,837,551

Computers—0.2%
Dell International LLC (a)(c),
7.125%, 6/15/24	9,275	9,547,453
Monitronics International, Inc. (f)(h),
9.125%, 4/1/20	6,450	64
Seagate HDD Cayman,
4.875%, 6/1/27	765	840,544

		10,388,061

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Containers & Packaging—0.6%
Berry Global, Inc. (a)(c),
5.625%, 7/15/27	$13,090	$13,826,313
Owens-Brockway Glass Container, Inc. (a)(c),
6.625%, 5/13/27	13,260	14,415,277
Trivium Packaging Finance BV (a)(c),
8.50%, 8/15/27	12,770	13,858,004

		42,099,594

Distribution/Wholesale—0.2%
Performance Food Group, Inc. (a)(c),
5.50%, 10/15/27	11,570	12,099,443

Diversified Financial Services—1.1%
Nationstar Mortgage Holdings, Inc. (a)(c),
5.50%, 8/15/28	13,230	13,283,581
Navient Corp.,
5.00%, 3/15/27	11,555	11,583,888
6.75%, 6/15/26	14,905	16,157,020
OneMain Finance Corp.,
6.625%, 1/15/28	12,965	14,693,364
8.25%, 10/1/23	8,730	9,821,250
PennyMac Financial Services, Inc. (a)(c),
4.25%, 2/15/29	6,600	6,311,250

		71,850,353

Electrical Equipment—0.2%
WESCO Distribution, Inc. (a)(c),
7.25%, 6/15/28	11,985	13,379,994

Engineering & Construction—0.3%
AECOM,
5.875%, 10/15/24	8,145	9,151,315
Tutor Perini Corp. (a)(c),
6.875%, 5/1/25	7,095	7,336,585

		16,487,900

Entertainment—1.9%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	13,610	8,302,100
10.50%, 4/15/25 (a)(c)	4,970	5,280,625
Caesars Entertainment, Inc. (a)(c),
6.25%, 7/1/25	6,430	6,854,476
8.125%, 7/1/27	15,400	16,982,273
Cedar Fair L.P.,
5.375%, 6/1/24	5,550	5,598,563
5.375%, 4/15/27	11,680	11,972,000

	Principal Amount (000s)	Value

International Game Technology PLC (a)(c),
4.125%, 4/15/26	$4,495	$4,618,972
6.25%, 1/15/27	10,850	12,021,203
6.50%, 2/15/25	1,270	1,393,825
Lions Gate Capital Holdings LLC (a)(c),
5.50%, 4/15/29	12,855	12,856,414
6.375%, 2/1/24	6,825	7,042,581
Live Nation Entertainment, Inc. (a)(c),
5.625%, 3/15/26	4,145	4,304,997
Scientific Games International, Inc. (a)(c),
8.25%, 3/15/26	14,025	15,041,813
Stars Group Holdings BV (a)(c),
7.00%, 7/15/26	9,005	9,410,225

		121,680,067

Equity Real Estate Investment Trusts (REITs)—0.5%
Iron Mountain, Inc. (a)(c),
5.25%, 3/15/28	3,695	3,838,181
SBA Communications Corp. (a)(c),
3.125%, 2/1/29	11,135	10,702,406
Service Properties Trust,
4.35%, 10/1/24	6,700	6,660,719
4.50%, 3/15/25	7,825	7,732,078
Uniti Group L.P. (a)(c),
7.125%, 12/15/24	2,500	2,571,875

		31,505,259

Food & Beverage—1.2%
Albertsons Cos., Inc. (a)(c),
4.875%, 2/15/30	10,135	10,418,780
7.50%, 3/15/26	3,095	3,418,783
Kraft Heinz Foods Co.,
6.50%, 2/9/40	19,850	25,922,193
Post Holdings, Inc. (a)(c),
4.50%, 9/15/31	5,180	5,123,020

5.75%, 3/1/27	10,700	11,253,832
Simmons Foods, Inc. (a)(c),
4.625%, 3/1/29	9,600	9,684,192
U.S. Foods, Inc. (a)(c),
6.25%, 4/15/25	11,255	12,065,360

		77,886,160

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Food Service—0.2%
Aramark Services, Inc. (a)(c),
5.00%, 2/1/28	$12,730	$13,210,558

Hand/Machine Tools—0.1%
Colfax Corp. (a)(c),
6.375%, 2/15/26	4,155	4,419,881

Healthcare-Services—1.1%
Centene Corp.,
4.625%, 12/15/29	2,135	2,310,721
5.375%, 6/1/26 (a)(c)	6,975	7,293,757
Charles River Laboratories International, Inc. (a)(c),
4.00%, 3/15/31	4,045	4,111,945
Encompass Health Corp.,
4.75%, 2/1/30	5,895	6,064,192
HCA, Inc.,
5.375%, 9/1/26	3,015	3,399,413
5.625%, 9/1/28	10,100	11,615,000
Select Medical Corp. (a)(c),
6.25%, 8/15/26	12,600	13,390,776

Tenet Healthcare Corp. (a)(c),
6.25%, 2/1/27	25,460	26,882,323

		75,068,127

Home Builders—0.3%
Beazer Homes USA, Inc.,
5.875%, 10/15/27	1,885	1,950,975
Picasso Finance Sub, Inc. (a)(c),
6.125%, 6/15/25	11,448	12,163,500
Taylor Morrison Communities, Inc. (a)(c),
5.75%, 1/15/28	7,925	8,729,784

		22,844,259

Home Furnishings—0.1%
Tempur Sealy International, Inc. (a)(c),
4.00%, 4/15/29	6,035	6,004,825

Household Products/Wares—0.2%
Prestige Brands, Inc. (a)(c),
5.125%, 1/15/28	5,645	5,919,291
Spectrum Brands, Inc.,
3.875%, 3/15/31 (a)(c)	4,295	4,203,731
5.75%, 7/15/25	164	169,125

		10,292,147

	Principal Amount (000s)	Value

Internet—0.9%
Endure Digital, Inc. (a)(c),
6.00%, 2/15/29	$9,110	$8,904,114
Go Daddy Operating Co. LLC (a)(c),
5.25%, 12/1/27	8,700	9,200,250
Match Group Holdings II LLC (a)(c),
5.00%, 12/15/27	8,560	8,966,600
Netflix, Inc. (a)(c),
5.375%, 11/15/29	11,580	13,693,929
NortonLifeLock, Inc. (a)(c),
5.00%, 4/15/25	4,850	4,914,505
Uber Technologies, Inc. (a)(c),
7.50%, 9/15/27	6,265	6,920,198
8.00%, 11/1/26	6,925	7,496,313

		60,095,909

Investment Companies—0.2%
Compass Group Diversified Holdings LLC (a)(c),
5.25%, 4/15/29	11,195	11,737,174

Iron/Steel—0.5%
Cleveland-Cliffs, Inc.,
5.875%, 6/1/27	15,200	15,732,000
9.875%, 10/17/25 (a)(c)	3,480	4,076,994
United States Steel Corp.,
6.875%, 8/15/25	8,595	8,765,224
6.875%, 3/1/29	3,355	3,430,487

		32,004,705

Leisure—0.7%
Carnival Corp. (a)(c),
5.75%, 3/1/27	7,670	7,871,337
10.50%, 2/1/26	8,835	10,392,169
NCL Corp., Ltd. (a)(c),
5.875%, 3/15/26	14,025	14,165,250
Royal Caribbean Cruises Ltd. (a)(c),
5.50%, 4/1/28	8,060	8,100,300
11.50%, 6/1/25	4,015	4,682,494

		45,211,550

Lodging—1.1%
Boyd Gaming Corp. (a)(c),
8.625%, 6/1/25	13,830	15,378,960
Hilton Domestic Operating Co., Inc. (a)(c),
3.625%, 2/15/32	8,560	8,308,336
4.00%, 5/1/31	7,055	7,055,000
MGM Resorts International,
4.75%, 10/15/28	13,640	14,088,347
6.75%, 5/1/25	620	668,003

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Wyndham Hotels & Resorts, Inc. (a)(c),
5.375%, 4/15/26	$12,110	$12,382,475
Wynn Las Vegas LLC (a)(c),
5.50%, 3/1/25	13,340	14,093,710

		71,974,831

Machinery-Construction & Mining—0.1%
Terex Corp. (a)(c),
5.00%, 5/15/29	5,930	6,138,736

Media—2.6%
CCO Holdings LLC (a)(c),
4.50%, 5/1/32	16,060	16,260,750
5.375%, 6/1/29	14,780	15,851,550
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	5,161	5,368,988
CSC Holdings LLC (a)(c),
5.75%, 1/15/30	13,155	13,855,438
7.50%, 4/1/28	9,860	10,873,608
Diamond Sports Group LLC (a)(c),
6.625%, 8/15/27	13,005	6,762,600
DISH DBS Corp.,
6.75%, 6/1/21	9,250	9,324,000
7.375%, 7/1/28	11,635	12,205,697
Gray Television, Inc. (a)(c),
4.75%, 10/15/30	8,635	8,559,444
5.875%, 7/15/26	8,930	9,253,712
LiveStyle, Inc. (a)(c)(e)(f)(h)(o),
9.625%, 2/1/19	7,628	8
Meredith Corp.,
6.875%, 2/1/26	9,844	10,123,816
Nexstar Broadcasting, Inc. (a)(c),
5.625%, 7/15/27	13,405	14,050,048
Scripps Escrow II, Inc. (a)(c),
3.875%, 1/15/29	1,600	1,572,000
5.375%, 1/15/31	8,350	8,287,375
Sirius XM Radio, Inc. (a)(c),
5.00%, 8/1/27	9,635	10,107,597
TEGNA, Inc.,
5.00%, 9/15/29	5,995	6,221,371
Virgin Media Secured Finance PLC (a)(c),
5.50%, 5/15/29	8,945	9,492,881

		168,170,883

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	12,890	13,018,900

	Principal Amount (000s)	Value

Mining—0.6%
FMG Resources August 206 Pty Ltd. (a)(c),
4.375%, 4/1/31	$8,890	$9,051,176
Freeport-McMoRan, Inc.,
5.25%, 9/1/29	10,690	11,689,729
Hudbay Minerals, Inc. (a)(c),
4.50%, 4/1/26	3,840	3,990,950
Joseph T. Ryerson & Son, Inc. (a)(c),
8.50%, 8/1/28	11,532	12,915,840

		37,647,695

Miscellaneous Manufacturing—0.2%
Koppers, Inc. (a)(c),
6.00%, 2/15/25	10,200	10,514,058

Oil, Gas & Consumable Fuels—2.9%
Antero Resources Corp. (a)(c),
7.625%, 2/1/29	9,990	10,639,350
Callon Petroleum Co.,
6.125%, 10/1/24	6,110	5,193,500
6.25%, 4/15/23	9,725	8,655,250
Chesapeake Energy Corp. (f)(h),
8.00%, 1/15/25	7,730	8
8.00%, 3/15/26	6,301	6
CITGO Petroleum Corp. (a)(c),
6.375%, 6/15/26	4,880	4,924,066
CNX Resources Corp. (a)(c),
7.25%, 3/14/27	11,270	12,105,220
Cobalt International Energy, Inc. (e)(h),
7.75%, 12/1/23	9,216	133,448
Comstock Resources, Inc. (a)(c),
6.75%, 3/1/29	5,770	5,914,250
Continental Resources, Inc.,
4.375%, 1/15/28	9,055	9,521,333
5.75%, 1/15/31 (a)(c)	5,545	6,265,074
EQT Corp.,
8.50%, 2/1/30	8,505	10,846,426
Mesquite Energy, Inc. (e),
6.125%, 1/15/23	6,240	7,800
Nabors Industries, Inc.,
5.75%, 2/1/25	1,910	1,417,602
9.00%, 2/1/25 (a)(c)	2,850	2,921,250
Occidental Petroleum Corp.,
3.50%, 6/15/25	6,275	6,212,250
5.55%, 3/15/26	13,585	14,367,496
6.625%, 9/1/30	11,355	12,760,749
8.875%, 7/15/30	4,600	5,800,600

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

PBF Holding Co. LLC,
6.00%, 2/15/28	$12,435	$9,186,356
PDC Energy, Inc.,
5.75%, 5/15/26	13,335	13,831,729
Range Resources Corp.,
4.875%, 5/15/25	3,000	2,970,000
Sable Permian Resources Land LLC (a)(c)(e)(h),
7.375%, 11/1/21	5,000	5
SM Energy Co.,
6.625%, 1/15/27	11,360	10,508,000
Sunoco L.P.,
5.50%, 2/15/26	4,605	4,730,670
5.875%, 3/15/28	6,830	7,148,483
Transocean, Inc. (a)(c),
7.50%, 1/15/26	12,010	7,626,350
8.00%, 2/1/27	2,745	1,622,981
USA Compression Partners L.P.,
6.875%, 9/1/27	11,045	11,376,350
Valaris PLC (e),
5.20%, 3/15/25	1,295	135,975
7.75%, 2/1/26	6,640	680,600
Weatherford International Ltd. (a)(c),
11.00%, 12/1/24	605	580,800
WPX Energy, Inc.,
5.75%, 6/1/26	4,310	4,513,432

		192,597,409

Paper & Forest Products—0.2%
Mercer International, Inc. (a)(c),
5.125%, 2/1/29	10,115	10,479,140

Personal Products—0.1%
Edgewell Personal Care Co. (a)(c),
5.50%, 6/1/28	6,105	6,446,880

Pharmaceuticals—0.8%
AdaptHealth LLC (a)(c),
4.625%, 8/1/29	10,005	9,954,975
Bausch Health Americas, Inc. (a)(c),
8.50%, 1/31/27	12,710	14,100,156
Bausch Health Cos., Inc. (a)(c),
7.25%, 5/30/29	13,120	14,645,200
Horizon Therapeutics USA, Inc. (a)(c),
5.50%, 8/1/27	9,515	10,157,263
Mallinckrodt International Finance S.A. (a)(c)(e),
5.75%, 8/1/22	4,710	3,202,800

		52,060,394

	Principal Amount (000s)	Value

Pipelines—1.5%
Cheniere Energy Partners L.P.,
5.625%, 10/1/26	$9,510	$9,944,607
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	7,375	7,415,710
6.00%, 2/1/29 (a)(c)	7,700	7,584,500
DCP Midstream Operating L.P.,
5.125%, 5/15/29	7,470	7,943,971
EQM Midstream Partners L.P. (a)(c),
4.75%, 1/15/31	9,410	9,127,700

6.50%, 7/1/27	8,470	9,209,007
NGL Energy Operating LLC (a)(c),
7.50%, 2/1/26	6,165	6,334,538
NGL Energy Partners L.P.,
7.50%, 4/15/26	10,360	8,831,900
NuStar Logistics L.P.,
6.375%, 10/1/30	9,135	9,877,219
Targa Resources Partners L.P.,
6.50%, 7/15/27	7,170	7,791,496
6.875%, 1/15/29	10,670	11,755,139

		95,815,787

Real Estate—0.4%
Iron Mountain, Inc. (a)(c),
4.875%, 9/15/27	10,625	10,870,703
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	12,550	12,710,013

		23,580,716

Retail—0.5%
Asbury Automotive Group Inc,
4.75%, 3/1/30	6,155	6,358,115
L Brands, Inc. (a)(c),
6.625%, 10/1/30	15,705	17,931,969
Neiman Marcus Group Ltd. LLC (a)(c)(f)(h),
8.00%, 10/15/21	6,810	4,009,388
Party City Holdings, Inc. (a)(c),
6.625%, 8/1/26	2,800	2,436,000

		30,735,472

Semiconductors—0.2%
Amkor Technology, Inc. (a)(c),
6.625%, 9/15/27	9,410	10,186,325
Synaptics, Inc. (a)(c),
4.00%, 6/15/29	5,940	5,894,262

		16,080,587

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Software—0.4%
Rackspace Technology Global, Inc. (a)(c),
5.375%, 12/1/28	$14,500	$14,743,962
SS&C Technologies, Inc. (a)(c),
5.50%, 9/30/27	12,455	13,265,198

		28,009,160

Telecommunications—2.8%
Avaya, Inc. (a)(c),
6.125%, 9/15/28	15,335	16,279,099
Cincinnati Bell, Inc. (a)(c),
7.00%, 7/15/24	7,265	7,492,031
CommScope Technologies LLC (a)(c),
5.00%, 3/15/27	4,460	4,418,210
6.00%, 6/15/25	15,323	15,630,226
Frontier Communications Corp. (e),
10.50%, 9/15/22	6,775	4,632,406
GTT Communications, Inc. (a)(c),
7.875%, 12/31/24	10,045	1,657,425
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	13,080	14,493,948
7.625%, 6/15/21	5,480	5,543,020
Intelsat Connect Finance S.A. (a)(c)(e),
9.50%, 2/15/23	3,195	1,086,300
Intelsat Jackson Holdings S.A. (e),
5.50%, 8/1/23	10,370	6,351,625
9.75%, 7/15/25 (a)(c)	6,940	4,285,450
LogMeIn, Inc. (a)(c),
5.50%, 9/1/27	14,320	14,991,322
Lumen Technologies, Inc. (a)(c),
4.50%, 1/15/29	15,690	15,302,457
5.125%, 12/15/26	15,205	16,016,643
Plantronics, Inc. (a)(c),
4.75%, 3/1/29	6,050	5,944,125
Sprint Communications, Inc.,
11.50%, 11/15/21	7,890	8,363,400
Sprint Corp.,
7.125%, 6/15/24	6,860	7,897,575
7.625%, 3/1/26	8,595	10,526,297
T-Mobile USA, Inc.,
2.875%, 2/15/31	4,620	4,465,230
3.375%, 4/15/29	8,250	8,311,875
3.50%, 4/15/31	10,675	10,755,063
Windstream Services LLC (a)(c)(e)(f)(h),
6.375%, 8/1/23	7,464	7

		184,443,734

	Principal Amount (000s)	Value

Toys/Games/Hobbies—0.1%
Mattel, Inc. (a)(c),
5.875%, 12/15/27	$7,215	$7,920,771

Transportation—0.2%
Fortress Transportation and Infrastructure Investors LLC (a)(c),
9.75%, 8/1/27	12,065	13,739,019
XPO Logistics, Inc. (a)(c),
6.125%, 9/1/23	2,705	2,752,283

		16,491,302

Total Corporate Bonds & Notes (cost—$2,083,359,803)		2,043,443,685

CONVERTIBLE BONDS & NOTES—25.7%

Airlines—0.6%
JetBlue Airways Corp. (a)(c),
0.50%, 4/1/26	13,430	14,756,884
Southwest Airlines Co.,
1.25%, 5/1/25	16,065	27,581,597

		42,338,481

Apparel & Textiles—0.0%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	4,185	2,207,588

Auto Manufacturers—1.4%
Ford Motor Co. (a)(c),
zero coupon, 3/15/26	25,885	26,143,850
NIO, Inc. (a)(c),
zero coupon, 2/1/26	6,940	5,908,022
0.50%, 2/1/27	10,595	8,947,477
Tesla, Inc.,
2.00%, 5/15/24	4,735	50,877,575

		91,876,924

Banks—0.2%
BofA Finance LLC,
0.125%, 9/1/22	7,020	7,834,320
JPMorgan Chase Bank N.A. (a)(c),
0.125%, 1/1/23	7,480	8,335,712

		16,170,032

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Biotechnology—1.4%
Apellis Pharmaceuticals, Inc. (a)(c),
3.50%, 9/15/26	$3,850	$5,449,290
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	8,155	8,252,044
Bridgebio Pharma, Inc. (a)(c),
2.25%, 2/1/29	12,560	11,930,731
Exact Sciences Corp.,
0.375%, 3/15/27	16,610	22,714,175
0.375%, 3/1/28	4,675	6,030,750
Guardant Health, Inc. (a)(c),
zero coupon, 11/15/27	15,590	19,994,175
Halozyme Therapeutics, Inc. (a)(c),
0.25%, 3/1/27	8,380	7,631,037
Illumina, Inc.,
zero coupon, 8/15/23	6,295	7,467,444

		89,469,646

Commercial Services—1.4%
Alarm.com Holdings, Inc. (a)(c),
zero coupon, 1/15/26	11,690	10,842,475
Chegg, Inc.,
zero coupon, 9/1/26 (a)(c)	24,205	26,020,375
0.125%, 3/15/25	2,450	4,259,325
Shift4 Payments, Inc. (a)(c),
zero coupon, 12/15/25	8,460	10,580,076
Square, Inc. (a)(c),
0.125%, 3/1/25	8,200	15,974,625
0.25%, 11/1/27	21,760	24,575,200

		92,252,076

Computers—0.6%
Lumentum Holdings, Inc.,
0.50%, 12/15/26	17,265	20,080,921
Zscaler, Inc. (a)(c),
0.125%, 7/1/25	11,995	15,989,335

		36,070,256

Diversified Financial Services—0.2%
LendingTree, Inc. (a)(c),
0.50%, 7/15/25	11,525	10,451,734

Electronics—0.1%
II-VI, Inc.,
0.25%, 9/1/22	5,380	8,207,863

Energy-Alternate Sources—0.4%
Enphase Energy, Inc. (a)(c),
zero coupon, 3/1/26	7,950	7,417,350
zero coupon, 3/1/28	10,950	10,101,110
SolarEdge Technologies, Inc. (a)(c),
zero coupon, 9/15/25	7,840	10,011,680

		27,530,140

	Principal Amount (000s)	Value

Entertainment—0.4%
DraftKings, Inc. (a)(c),
zero coupon, 3/15/28	$14,895	$14,738,602
Live Nation Entertainment, Inc.,
2.00%, 2/15/25	2,825	3,128,688
Vail Resorts, Inc. (a)(c),
zero coupon, 1/1/26	11,125	11,383,771

		29,251,061

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust,
1.75%, 12/15/26	12,365	14,467,050

Healthcare-Products—0.9%
Envista Holdings Corp. (a)(c),
2.375%, 6/1/25	7,850	16,063,455
Insulet Corp.,
0.375%, 9/1/26	21,230	28,211,487
Novocure Ltd. (a)(c),
zero coupon, 11/1/25	8,555	9,469,316
Omnicell, Inc. (a)(c),
0.25%, 9/15/25	5,160	7,353,000

		61,097,258

Healthcare-Services—0.9%
Anthem, Inc.,
2.75%, 10/15/42	3,790	18,992,827
Oak Street Health, Inc. (a)(c),
zero coupon, 3/15/26	12,535	12,531,782
Teladoc Health, Inc. (a)(c),
1.25%, 6/1/27	22,060	24,515,278

		56,039,887

Internet—5.8%
21Vianet Group, Inc. (a)(c),
zero coupon, 2/1/26	10,065	9,446,003
Airbnb, Inc. (a)(c),
zero coupon, 3/15/26	15,390	16,067,160
Booking Holdings, Inc. (a)(c),
0.75%, 5/1/25	4,905	7,210,350
Etsy, Inc. (a)(c),
0.125%, 9/1/27	21,530	28,163,931
Expedia Group, Inc. (a)(c),
zero coupon, 2/15/26	6,510	7,105,665
Match Group Financeco 2, Inc. (a)(c),
0.875%, 6/15/26	9,360	15,678,000
Match Group Financeco 3, Inc. (a)(c),
2.00%, 1/15/30	6,270	11,191,950
Okta, Inc.,
0.125%, 9/1/25	10,460	14,114,462
0.375%, 6/15/26 (a)(c)	9,335	10,886,944

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited)(continued)

	Principal Amount (000s)	Value

Palo Alto Networks, Inc.,
0.375%, 6/1/25 (a)(c)	$7,060	$21,069,100
0.75%, 7/1/23	8,980	11,871,560
Pinduoduo, Inc.,
zero coupon, 12/1/25	9,745	10,314,792
Proofpoint, Inc.,
0.25%, 8/15/24	13,905	14,834,897
Shopify, Inc.,
0.125%, 11/1/25	13,635	15,543,900
Snap, Inc.,
0.75%, 8/1/26	15,005	35,383,666
Spotify USA, Inc. (a)(c),
zero coupon, 3/15/26	11,605	11,007,342
Twitter, Inc.,
zero coupon, 3/15/26 (a)(c)	20,585	19,452,825
0.25%, 6/15/24	3,925	5,215,540
Uber Technologies, Inc. (a)(c),
zero coupon, 12/15/25	21,345	22,425,591
Wayfair, Inc. (a)(c),
0.625%, 10/1/25	23,465	25,048,887
Wix.com Ltd. (a)(c),
zero coupon, 8/15/25	14,780	15,565,187
Zendesk, Inc. (a)(c),
0.625%, 6/15/25	12,020	16,594,812
Zillow Group, Inc.,
1.50%, 7/1/23	8,390	14,069,191
2.75%, 5/15/25	8,465	17,564,875

		375,826,630

Iron/Steel—0.1%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	1,500	3,906,750

Leisure—1.0%
NCL Corp., Ltd. (a)(c),
5.375%, 8/1/25	5,760	9,967,680
6.00%, 5/15/24	4,625	10,255,938
Peloton Interactive, Inc. (a)(c),
zero coupon, 2/15/26	13,550	12,813,219
Royal Caribbean Cruises Ltd. (a)(c),
2.875%, 11/15/23	8,465	10,996,035
4.25%, 6/15/23	13,815	19,416,982

		63,449,854

Media—0.9%
DISH Network Corp. (a)(c),
zero coupon, 12/15/25	12,420	13,140,360
Liberty Broadband Corp. (a)(c),
2.75%, 9/30/50	8,430	8,517,762

	Principal Amount (000s)	Value

Liberty Media Corp.,
0.50%, 12/1/50 (a)(c)	$9,020	$10,436,140
1.00%, 1/30/23	7,170	9,091,560
1.375%, 10/15/23	12,690	16,156,635

		57,342,457

Mining—0.1%
MP Materials Corp. (a)(c),
0.25%, 4/1/26	8,450	8,840,813

Oil, Gas & Consumable Fuels—0.7%
Bristow Group, Inc. (f)(h),
4.50%, 6/1/23	1,625	—	†
Chesapeake Energy Corp. (f)(h),
5.50%, 9/15/26	17,205	17
Ensco Jersey Finance Ltd. (e),
3.00%, 1/31/24	9,245	1,849,000
EQT Corp. (a)(c),
1.75%, 5/1/26	10,925	16,046,640
Pioneer Natural Resources Co. (a)(c),
0.25%, 5/15/25	17,915	28,054,890
Transocean, Inc.,
4.00%, 12/15/25	2,952	2,731,053

		48,681,600

Pharmaceuticals—0.7%
Clovis Oncology, Inc.,
1.25%, 5/1/25	4,440	3,354,935
DexCom, Inc.,
0.25%, 11/15/25 (a)(c)	13,255	13,014,753
0.75%, 12/1/23	2,995	6,600,231
Jazz Investments I Ltd. (a)(c),
2.00%, 6/15/26	15,850	20,347,438

		43,317,357

Pipelines—0.3%
Cheniere Energy, Inc.,
4.25%, 3/15/45	20,350	16,625,504

Real Estate—0.2%
Redfin Corp. (a)(c),
zero coupon, 10/15/25	8,930	10,442,519

Retail—0.5%
Burlington Stores, Inc. (a)(c),
2.25%, 4/15/25	11,560	17,361,675
RH,
zero coupon, 6/15/23	5,740	17,661,406

		35,023,081

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited)(continued)

	Principal Amount (000s)	Value

Semiconductors—1.5%
Cree, Inc.,
0.875%, 9/1/23	$7,685	$14,169,603
MACOM Technology Solutions Holdings, Inc. (a)(c),
0.25%, 3/15/26	4,330	4,377,584
Microchip Technology, Inc.,
0.125%, 11/15/24	39,128	46,048,765

ON Semiconductor Corp.,
1.625%, 10/15/23	10,765	22,317,191
Synaptics, Inc.,
0.50%, 6/15/22	7,410	13,652,925

		100,566,068

Software—4.8%
Akamai Technologies, Inc.,
0.125%, 5/1/25	15,100	18,261,562
Alteryx, Inc.,
0.50%, 8/1/24	5,940	5,579,888
1.00%, 8/1/26	9,285	8,385,516
Bentley Systems, Inc. (a)(c),
0.125%, 1/15/26	13,125	13,565,476
Bill.com Holdings, Inc. (a)(c),
zero coupon, 12/1/25	11,160	13,280,400
Ceridian HCM Holding, Inc. (a)(c),
0.25%, 3/15/26	7,515	7,233,187
Cloudflare, Inc. (a)(c),
0.75%, 5/15/25	5,905	11,666,066
Coupa Software, Inc. (a)(c),
0.375%, 6/15/26	22,375	25,283,750
Datadog, Inc. (a)(c),
0.125%, 6/15/25	13,370	15,784,956
DocuSign, Inc. (a)(c),
zero coupon, 1/15/24	16,600	16,153,875
Everbridge, Inc.,
0.125%, 12/15/24	7,505	9,545,422
Fastly, Inc. (a)(c),
zero coupon, 3/15/26	12,690	12,682,069
Five9, Inc. (a)(c),
0.50%, 6/1/25	11,390	15,205,650
HubSpot, Inc. (a)(c),
0.375%, 6/1/25	7,655	13,142,678
Medallia, Inc. (a)(c),
0.125%, 9/15/25	11,635	11,824,650
MicroStrategy, Inc. (a)(c),
zero coupon, 2/15/27	12,620	10,537,700
MongoDB, Inc.,
0.25%, 1/15/26	13,420	19,324,800

	Principal Amount (000s)	Value

Nutanix, Inc.,
zero coupon, 1/15/23	$11,020	$10,778,937
Pegasystems, Inc.,
0.75%, 3/1/25	8,810	9,613,912
RingCentral, Inc.,
zero coupon, 3/1/25	23,470	25,714,319
Splunk, Inc.,
0.50%, 9/15/23	4,260	4,867,050
1.125%, 6/15/27, (a)(c)	18,405	17,450,241
Workday, Inc.,
0.25%, 10/1/22	3,575	6,153,648
Zynga, Inc.,
zero coupon, 12/15/26 (a)(c)	3,830	4,062,194
0.25%, 6/1/24	6,420	8,787,696

		314,885,642

Telecommunications—0.4%
Infinera Corp.,
2.125%, 9/1/24	7,600	9,026,339
Viavi Solutions, Inc.,
1.00%, 3/1/24	2,685	3,532,453
1.75%, 6/1/23	9,083	11,592,633

		24,151,425

Total Convertible Bonds & Notes (cost—$1,604,125,848)		1,680,489,696

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

CONVERTIBLE PREFERRED STOCK—5.5%

Auto Components—0.2%
Aptiv PLC, Ser. A, 5.50%, 6/15/23	100,840	$15,921,628

Banks—0.8%
Bank of America Corp., Ser. L (g), 7.25%	11,830	16,538,340
Wells Fargo & Co., Ser. L (g), 7.50%	23,180	32,855,564

		49,393,904

Chemicals—0.2%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	228,970	11,228,689

Diversified Financial Services—0.4%
2020 Mandatory Exchangeable Trust (a)(c), 6.50%, 5/16/23	6,990	13,394,238
KKR & Co., Inc., Ser. C, 6.00%, 9/15/23	175,715	11,711,405

		25,105,643

Electric Utilities—0.6%
NextEra Energy, Inc.,
5.279%, 3/1/23	269,480	13,347,344
6.219%, 9/1/23	482,970	23,955,312

		37,302,656

Electronics—0.1%
II-VI, Inc., Ser. A, 6.00%, 7/1/23	23,240	6,703,346

Environmental Services—0.2%
GFL Environmental, Inc., 6.00%, 3/15/23	189,590	15,464,856

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc., 5.25%, 11/15/22	56,490	6,664,690

Healthcare-Products—1.3%
Avantor, Inc., Ser. A, 6.25%, 5/15/22	253,585	22,891,118
Boston Scientific Corp., Ser. A, 5.50%, 6/1/23	139,025	14,911,821
Danaher Corp., Ser. B, 5.00%, 4/15/23	34,630	44,852,776

		82,655,715

Independent Power Producers & Energy Traders—0.4%
AES Corp., 6.875%, 2/15/24	256,340	26,479,922

Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., Ser. A, 6.00%, 5/1/21	53,040	718,162

	Shares	Value

Pharmaceuticals—0.1%
Elanco Animal Health, Inc., 5.00%, 2/1/23	213,940	$9,815,567

Semiconductors—0.7%
Broadcom, Inc., Ser. A, 8.00%, 9/30/22	32,330	47,670,262

Telecommunications—0.4%
2020 Cash Mandatory Exchangeable Trust (a)(c), 5.25%, 6/1/23	20,450	22,999,092

Total Convertible Preferred Stock (cost—$313,217,625)		358,124,132

	Principal Amount (000s)

SENIOR LOANS (a)(b)—0.6%

Entertainment—0.2%
Music Technology Holdings, LLC, (3 mo. PIK + 8.000%), 8.000%, 12/16/22, Fixed PIK Term Loan (h)	$11,442	11,441,612

Healthcare-Products—0.2%
Avantor Funding, Inc., (1 mo. LIBOR + 2.500%), 3.250%, 11/8/27, 2020 Incremental Term Loan B4	9,666	9,660,942

Software—0.1%
Camelot U.S. Acquisition 1 Co., (1 mo. LIBOR + 3.000%), 3.109%, 10/30/26, Term Loan B	9,671	9,589,409

Specialty Retail—0.1%
Petco Health & Wellness Co, Inc., (3 mo. LIBOR + 3.250%), 3/3/28, 2017 Term Loan B (d)	8,490	8,451,541

Total Senior Loans (cost—$39,223,343)		39,143,504

	Shares

PREFERRED STOCK (a)(h)(n)(o)—0.3%

Media—0.3%
LiveStyle, Inc., Ser. A (cost—$780,413; purchased 9/30/16—11/8/16) (l)	7,960	1,202,358
LiveStyle, Inc., Ser. B (f)(k)	8,000	80
LiveStyle, Inc., Ser. B (cost—$16,798,435; purchased 2/10/16—11/30/16) (f)(k)(l)	171,344	17,134,400

Total Preferred Stock (cost—$25,578,848)		18,336,838

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value
MUTUAL FUND—0.1%
Virtus AllianzGI High Yield Bond Fund (j)(m) (cost—$10,617,588)	1,258,910	$10,612,615

	Units
WARRANTS (n)- 0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12, expires 4/1/24 (cost—$1,422,155; purchased 4/1/19) (f)(h)(l)	7,203	1

Iron/Steel—0.0%
Arch Resources, Inc., exercise price $54.65, expires 10/5/23 (f)	4,002	44,302

Media—0.0%
LiveStyle, Inc., Ser. C, expires 11/30/21 (f)(h)(o)	43,500	—	†

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp., exercise price $36.18 expires 2/9/26	23,201	389,777
Noble Holding International Ltd., exercise price $19.27, expires 2/5/28 (h)	21,895	120,422
Noble Holding International Ltd., exercise price $23.13, expires 2/5/28 (h)	21,895	98,528
Occidental Petroleum Corp., exercise price $22.00, expires 8/3/27	28,712	341,960

		950,687

Total Warrants (cost—$8,892,564)		994,990

	Principal Amount (000s)

Repurchase Agreements—4.3%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $281,638,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $287,270,804 including accrued interest (cost—$281,638,000)	$281,638	281,638,000

Total Investments, before options written (cost—$6,343,407,095)—99.9%		6,528,711,862

Total Options Written—(0.0)% (premiums received—$1,632,062) (n)(p)(q)		(2,026,075)

Total Investments, net of options written (cost—$6,341,775,033)—99.9%		6,526,685,787

Other assets and liabilities, net—0.1%		5,969,952

Net Assets—100.0%		$6,532,655,739

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $2,398,367,870, representing 36.7% of net assets.

(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on March 31, 2021.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $2,340,887,526 or 35.8% of net assets.

(d)	When-issued or delayed-delivery. This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(e)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(f)	Fair-Valued—Securities with an aggregate value of $26,402,717, representing 0.4% of net assets.
(g)	Perpetual maturity. The date shown, if any, is the next call date.
(h)	Level 3 security.
(i)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(j)	Affiliated fund. Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(k)	Affiliated security.
(l)	Restricted. The aggregate cost of such securities is $20,961,167. The aggregate value is $18,527,501, representing 0.3% of net assets.
(m)	Institutional Class share.
(n)	Non-income producing.
(o)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.3% of net assets.
(p)	Exchange traded-Chicago Board Options Exchange.

Schedule of Investments

Virtus AllianzGI Income & Growth Fund

March 31, 2021 (unaudited) (continued)

(q)	Exchange traded option contracts outstanding at March 31, 2021:

Options written contracts outstanding at March 31, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Activision Blizzard, Inc.	97.50 USD	4/16/21	(1,180)	$(118,000)	$(61,360)	$(33,242)	$(28,118)
Adobe, Inc.	515.00 USD	4/16/21	(350)	(35,000)	(49,000)	(67,438)	18,438
Advanced Micro Devices, Inc.	90.00 USD	4/16/21	(1,075)	(107,500)	(21,500)	(26,236)	4,736
Atlassian Corp. Plc	270.00 USD	5/21/21	(260)	(26,000)	(39,260)	(49,044)	9,784
Broadcom, Inc.	510.00 USD	4/16/21	(380)	(38,000)	(30,400)	(58,383)	27,983
Caterpillar, Inc.	250.00 USD	4/16/21	(605)	(60,500)	(56,265)	(42,159)	(14,106)
Costco Wholesale Corp.	385.00 USD	5/21/21	(270)	(27,000)	(66,150)	(46,238)	(19,912)
Crowdstrike Holdings, Inc.	220.00 USD	4/16/21	(575)	(57,500)	(21,275)	(44,741)	23,466
Deere & Co.	420.00 USD	4/16/21	(325)	(32,500)	(9,750)	(26,052)	16,302
Docusign, Inc.	250.00 USD	5/21/21	(255)	(25,500)	(42,330)	(37,036)	(5,294)
DR Horton, Inc.	105.00 USD	5/21/21	(715)	(71,500)	(47,190)	(53,268)	6,078
Fedex Corp.	300.00 USD	4/16/21	(345)	(34,500)	(51,060)	(27,963)	(23,097)
Intuit, Inc.	410.00 USD	4/16/21	(210)	(21,000)	(24,150)	(14,646)	(9,504)
Lam Research Corp.	625.00 USD	4/16/21	(335)	(33,500)	(381,900)	(82,567)	(299,333)
Marvell Technology Group Ltd.	54.00 USD	4/16/21	(1,760)	(176,000)	(77,440)	(58,034)	(19,406)
Mastercard, Inc.	390.00 USD	4/16/21	(715)	(71,500)	(34,320)	(97,462)	63,142
Micron Technology, Inc.	98.00 USD	4/16/21	(1,525)	(152,500)	(120,475)	(78,325)	(42,150)
Netflix, Inc.	595.00 USD	4/16/21	(285)	(28,500)	(19,095)	(55,909)	36,814
Nike, Inc.	141.00 USD	4/16/21	(1,515)	(151,500)	(98,475)	(52,724)	(45,751)
Nvidia Corp.	585.00 USD	4/16/21	(450)	(45,000)	(103,500)	(137,778)	34,278
Paypal Holdings, Inc.	275.00 USD	4/16/21	(850)	(85,000)	(51,850)	(83,275)	31,425
Salesforce.Com, Inc.	230.00 USD	4/16/21	(565)	(56,500)	(32,770)	(26,109)	(6,661)
Servicenow, Inc.	600.00 USD	5/21/21	(225)	(22,500)	(99,000)	(93,058)	(5,942)
Shopify, Inc.	1,220.00 USD	4/16/21	(45)	(4,500)	(45,900)	(37,805)	(8,095)
Square, Inc.	250.00 USD	4/16/21	(315)	(31,500)	(86,940)	(31,346)	(55,594)
Twilio, Inc.	370.00 USD	4/16/21	(290)	(29,000)	(142,100)	(55,651)	(86,449)
Valero Energy Corp.	85.00 USD	4/16/21	(640)	(64,000)	(7,040)	(14,381)	7,341
Visa, Inc.	235.00 USD	5/21/21	(985)	(98,500)	(122,140)	(121,579)	(561)
Wells Fargo & Co.	42.00 USD	4/16/21	(1,510)	(151,000)	(60,400)	(53,279)	(7,121)
Workday, Inc.	280.00 USD	4/16/21	(360)	(36,000)	(23,040)	(26,334)	3,294

Total options written contracts					$(2,026,075)	$(1,632,062)	$(394,013)

Glossary:

LIBOR—London Interbank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

Virtus AllianzGI Mid-Cap Growth Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—99.9%

Aerospace & Defense—1.2%
TransDigm Group, Inc.	9,050	$5,320,676

Air Freight & Logistics—2.0%
XPO Logistics, Inc. (a)	72,621	8,954,169

Airlines—1.2%
Southwest Airlines Co. (a)	91,034	5,558,536

Automobiles—1.1%
General Motors Co. (a)	89,880	5,164,505

Banks—1.3%
First Republic Bank	35,990	6,001,333

Biotechnology—3.0%
Moderna, Inc. (a)	45,676	5,981,273
Natera, Inc. (a)	53,280	5,410,051
Twist Bioscience Corp. (a)	18,971	2,349,748

		13,741,072

Capital Markets—1.1%
MarketAxess Holdings, Inc.	9,595	4,777,542

Chemicals—2.4%
Chemours Co.	198,420	5,537,902
FMC Corp.	46,900	5,187,609

		10,725,511

Consumer Finance—1.2%
Discover Financial Services	57,845	5,494,697

Containers & Packaging—2.0%
Crown Holdings, Inc.	93,585	9,081,488

Distributors—1.2%
Pool Corp.	16,465	5,684,377

Electrical Equipment—4.0%
AMETEK, Inc.	44,332	5,662,526
Generac Holdings, Inc. (a)	25,589	8,379,118
Plug Power, Inc. (a)	114,900	4,118,016

		18,159,660

Electronic Equipment, Instruments & Components—5.0%
IPG Photonics Corp. (a)	20,055	4,230,402
Keysight Technologies, Inc. (a)	34,795	4,989,603
TE Connectivity Ltd.	55,541	7,170,898
Trimble, Inc. (a)	83,982	6,532,960

		22,923,863

Entertainment—3.2%
Roku, Inc. (a)	13,965	4,549,378
Take-Two Interactive Software, Inc. (a)	26,228	4,634,488
Zynga, Inc., Class A (a)	530,934	5,420,836

		14,604,702

	Shares	Value
Food Products—2.3%
Freshpet, Inc. (a)	65,680	$10,430,641

Healthcare Equipment & Supplies—9.9%
Align Technology, Inc. (a)	19,160	10,375,715
Cooper Cos., Inc.	15,630	6,003,327
DexCom, Inc. (a)	11,765	4,228,223
IDEXX Laboratories, Inc. (a)	20,770	10,162,969
Insulet Corp. (a)	24,973	6,515,955
Teleflex, Inc.	18,363	7,629,092

		44,915,281

Healthcare Providers & Services—1.4%
Tenet Healthcare Corp. (a)	125,345	6,517,940

Hotels, Restaurants & Leisure—4.5%
Expedia Group, Inc. (a)	43,225	7,439,887
Penn National Gaming, Inc. (a)	42,770	4,484,007
Royal Caribbean Cruises Ltd.	51,813	4,435,711
Wingstop, Inc.	33,706	4,286,392

		20,645,997

Household Durables—1.4%
DR Horton, Inc.	72,525	6,463,428

Interactive Media & Services—1.5%
Pinterest, Inc., Class A (a)	90,368	6,689,943

IT Services—11.1%
EPAM Systems, Inc. (a)	36,473	14,468,474
Shift4 Payments, Inc., Class A (a)	73,465	6,024,865
Snowflake, Inc., Class A (a)	26,536	6,084,174
Square, Inc., Class A (a)	37,985	8,624,494
Twilio, Inc., Class A (a)	25,867	8,814,439
Wix.com Ltd. (a)	22,849	6,379,898

		50,396,344

Leisure Equipment & Products—1.4%
YETI Holdings, Inc. (a)	85,436	6,169,334

Life Sciences Tools & Services—3.6%
10X Genomics, Inc., Class A (a)	19,095	3,456,195
Avantor, Inc. (a)	300,684	8,698,788
Maravai LifeSciences Holdings, Inc., Class A (a)	123,169	4,389,743

		16,544,726

Machinery—1.6%
Kornit Digital Ltd. (a)	72,970	7,232,786

Oil, Gas & Consumable Fuels—2.0%
Diamondback Energy, Inc.	93,938	6,903,504
Valero Energy Corp.	31,180	2,232,488

		9,135,992

Pharmaceuticals—2.9%
Catalent, Inc. (a)	53,957	5,682,212
Horizon Therapeutics PLC (a)	81,039	7,458,829

		13,141,041

Schedule of Investments

Virtus AllianzGI Mid-Cap Growth Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment—8.9%
Advanced Micro Devices, Inc. (a)	64,335	$5,050,297
Cree, Inc. (a)	36,755	3,974,318
Enphase Energy, Inc. (a)	49,507	8,028,055
Entegris, Inc.	70,536	7,885,925
Lam Research Corp.	11,440	6,809,546
Monolithic Power Systems, Inc.	24,899	8,794,576

		40,542,717

Software—12.1%
Coupa Software, Inc. (a)	20,082	5,110,467
DocuSign, Inc. (a)	36,233	7,335,371
HubSpot, Inc. (a)	13,715	6,229,490
Paycom Software, Inc. (a)	19,476	7,207,289
RingCentral, Inc., Class A (a)	17,372	5,174,771
Splunk, Inc. (a)	49,614	6,721,705
Trade Desk, Inc., Class A (a)	7,024	4,577,260
Varonis Systems, Inc. (a)	73,335	3,765,019
Zscaler, Inc. (a)	50,865	8,731,994

		54,853,366

Specialty Retail—1.6%
Floor & Decor Holdings, Inc., Class A (a)	77,280	7,378,694

Textiles, Apparel & Luxury Goods—1.8%
Lululemon Athletica, Inc. (a)	26,630	8,167,687

Trading Companies & Distributors—2.0%
United Rentals, Inc. (a)	27,394	9,021,118

Total Common Stock (cost—$304,567,382)		454,439,166

	Principal Amount (000s)

Repurchase Agreements—0.2%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $1,039,000; collateralized by U.S. Treasury Notes, 1.50%, due 11/30/24, valued at $1,059,793 including accrued interest (cost—$1,039,000)	$1,039	1,039,000

Total Investments (cost—$305,606,382)—100.1%		455,478,166

Other assets and liabilities, net—(0.1)%		(462,734)

Net Assets—100.0%		$455,015,432

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

Virtus AllianzGI Small-Cap Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—97.8%

Aerospace & Defense—0.8%
Axon Enterprise, Inc. (c)	4,957	$705,976
HEICO Corp.	1,147	144,292
Kratos Defense & Security Solutions, Inc. (c)	17,788	485,257

		1,335,525

Air Freight & Logistics—0.4%
XPO Logistics, Inc. (c)	4,864	599,731

Airlines—0.5%
SkyWest, Inc.	13,735	748,283

Auto Components—0.5%
LCI Industries	2,158	285,460
Visteon Corp. (c)	4,016	489,751

		775,211

Banks—6.3%
Banc of California, Inc.	28,779	520,324
Bank of Hawaii Corp.	7,687	687,910
Central Pacific Financial Corp.	11,696	312,049
First Financial Bankshares, Inc.	13,333	623,051
First Foundation, Inc.	2,852	66,908
Glacier Bancorp, Inc.	6,189	353,268
Hancock Holding Corp.	17,884	751,307
HarborOne Bancorp, Inc.	7,900	106,413
Hilltop Holdings, Inc.	12,146	414,543
Hope Bancorp, Inc.	38,418	578,575
Investors Bancorp, Inc.	38,662	567,945
Pinnacle Financial Partners, Inc.	7,850	695,981
Preferred Bank	835	53,173
Sandy Spring Bancorp Inc.	23,743	1,031,158
Silvergate Capital Corp., Class A (c)	4,214	599,104
South State Corp.	5,177	406,446
Texas Capital Bancshares, Inc. (c)	11,200	794,304
Tristate Capital Holdings, Inc. (c)	1,677	38,672
United Bankshares, Inc.	7,075	272,954
Valley National Bancorp	30,361	417,160
Webster Financial Corp.	11,505	634,041

		9,925,286

Beverages—0.3%
Boston Beer Co., Inc., Class A (c)	265	319,664
Celsius Holdings, Inc. (c)	1,501	72,123
Coca-Cola Consolidated, Inc.	419	120,999

		512,786

Biotechnology—6.8%
Adverum Biotechnologies, Inc. (c)	16,195	159,683
Allakos, Inc. (c)	1,484	170,334
Arcturus Therapeutics Holdings, Inc. (c)	673	27,795
Arena Pharmaceuticals, Inc. (c)	3,126	216,913
Arrowhead Pharmaceuticals, Inc. (c)	3,640	241,368
Avita Medical, Inc. (c)	3,954	78,368
Avrobio, Inc. (c)	854	10,837
BioCryst Pharmaceuticals, Inc. (c)	5,368	54,593
Biohaven Pharmaceutical Holding Co., Ltd. (c)	3,132	214,072
Blueprint Medicines Corp. (c)	10,384	1,009,636
Castle Biosciences, Inc. (c)	780	53,399
ChemoCentryx, Inc. (c)	3,003	153,874
Cytokinetics, Inc. (c)	1,093	25,423
Deciphera Pharmaceuticals, Inc. (c)	9,123	409,075
Dicerna Pharmaceuticals, Inc. (c)	1,809	46,256
Dynavax Technologies Corp. (c)	2,873	28,242
Eagle Pharmaceuticals, Inc. (c)	4,415	184,282
Emergent Biosolutions, Inc. (c)	1,702	158,133
Fate Therapeutics, Inc. (c)	2,686	221,461
Halozyme Therapeutics, Inc. (c)	4,762	198,528
Homology Medicines, Inc. (c)	1,105	10,398
Inovio Pharmaceuticals, Inc. (c)	3,237	30,039
Intellia Therapeutics, Inc. (c)	6,670	535,301

	Shares	Value

Invitae Corp. (c)	6,781	$259,102
Iovance Biotherapeutics, Inc. (c)	4,161	131,737
Kadmon Holdings, Inc. (c)	6,305	24,527
Karuna Therapeutics, Inc. (c)	238	28,615
Karyopharm Therapeutics, Inc. (c)	1,999	21,030
Kindred Biosciences, Inc. (c)	2,958	14,701
Kodiak Sciences, Inc. (c)	2,116	239,933
Krystal Biotech, Inc. (c)	429	33,050
Kura Oncology, Inc. (c)	1,561	44,130
MannKind Corp. (c)	8,052	31,564
MeiraGTx Holdings PLC (c)	810	11,688
Mersana Therapeutics, Inc. (c)	24,583	397,753
Mirati Therapeutics, Inc. (c)	688	117,854
Natera, Inc. (c)	8,680	881,367
Novavax, Inc. (c)	3,982	721,976
Precision BioSciences, Inc. (c)	1,326	13,724
PTC Therapeutics, Inc. (c)	5,222	247,262
Replimune Group, Inc. (c)	4,914	149,926
Rocket Pharmaceuticals, Inc. (c)	6,251	277,357
Seres Therapeutics, Inc. (c)	1,228	25,285
Sorrento Therapeutics, Inc. (c)	6,171	51,034
SpringWorks Therapeutics, Inc. (c)	2,629	193,416
TG Therapeutics, Inc. (c)	10,181	490,724
Translate Bio, Inc. (c)	4,332	71,435
Turning Point Therapeutics, Inc. (c)	2,473	233,921
Twist Bioscience Corp. (c)	991	122,745
Ultragenyx Pharmaceutical, Inc. (c)	1,407	160,201
United Therapeutics Corp. (c)	2,919	488,261
Vanda Pharmaceuticals, Inc. (c)	1,622	24,362
Veracyte, Inc. (c)	1,731	93,041
Vericel Corp. (c)	2,410	133,876
Viking Therapeutics, Inc. (c)	2,531	16,009
Voyager Therapeutics, Inc. (c)	1,133	5,336
Xencor, Inc. (c)	15,407	663,425
Y-mAbs Therapeutics, Inc. (c)	712	21,531
ZIOPHARM Oncology, Inc. (c)	6,344	22,838

		10,702,746

Building Products—1.2%
Builders FirstSource, Inc. (c)	29,467	1,366,385
CSW Industrials, Inc.	476	64,260
PGT Innovations, Inc. (c)	1,924	48,581
Trex Co., Inc. (c)	4,482	410,282

		1,889,508

Capital Markets—3.9%
Artisan Partners Asset Management, Inc., Class A	11,060	577,000
Barings BDC, Inc.	27,326	272,714
Evercore, Inc., Class A	9,864	1,299,484
Freedom Holding Corp. (c)	8,270	441,287
Golub Capital BDC, Inc.	20,370	297,810
Hercules Capital, Inc.	23,873	382,684
LPL Financial Holdings, Inc.	4,921	699,569
Main Street Capital Corp.	6,668	261,052
Moelis & Co., Class A	16,798	921,874
PJT Partners, Inc., Class A	14,811	1,001,964

		6,155,438

Chemicals—2.2%
Balchem Corp.	1,524	191,125
HB Fuller Co.	24,664	1,551,612
Sensient Technologies Corp.	5,978	466,284
Trinseo S.A.	20,758	1,321,662

		3,530,683

Commercial Services & Supplies—1.7%
Casella Waste Systems, Inc., Class A (c)	4,431	281,679
Clean Harbors, Inc. (c)	7,759	652,221
Herman Miller, Inc.	29,906	1,230,632
MSA Safety, Inc.	2,178	326,744
Tetra Tech, Inc.	2,068	280,669

		2,771,945

Schedule of Investments

Virtus AllianzGI Small-Cap Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Communications Equipment—0.4%
Calix, Inc. (c)	17,671	$612,477

Construction & Engineering—1.3%
Construction Partners, Inc., Class A (c)	2,252	67,290
EMCOR Group, Inc.	4,666	523,338
MasTec, Inc. (c)	14,160	1,326,792
NV5 Global, Inc. (c)	1,168	112,794
Sterling Construction Co., Inc. (c)	3,467	80,434

		2,110,648

Construction Materials—0.5%
Summit Materials, Inc., Class A (c)	26,889	753,430
U.S. Concrete, Inc. (c)	753	55,210

		808,640

Containers & Packaging—0.5%
Silgan Holdings, Inc.	18,187	764,400

Diversified Consumer Services—1.2%
Aspen Group, Inc. (c)	3,747	22,482
Bright Horizons Family Solutions, Inc. (c)	3,336	571,957
Carriage Services, Inc.	8,912	313,613
Chegg, Inc. (c)	5,215	446,717
Grand Canyon Education, Inc. (c)	5,554	594,834

		1,949,603

Diversified Telecommunication Services—0.4%
Bandwidth, Inc., Class A (c)	2,705	342,832
Cogent Communications Holdings, Inc.	3,259	224,089

		566,921

Electric Utilities—2.0%
ALLETE, Inc.	3,970	266,744
Hawaiian Electric Industries, Inc.	13,903	617,710
IDACORP, Inc.	7,861	785,864
Otter Tail Corp.	4,320	199,454
PNM Resources, Inc.	16,071	788,283
Portland General Electric Co.	10,729	509,306

		3,167,361

Electrical Equipment—1.0%
Allied Motion Technologies, Inc.	869	44,606
FuelCell Energy, Inc. (c)	2,772	39,945
Generac Holdings, Inc. (c)	2,143	701,725
Plug Power, Inc. (c)	15,597	558,996
Sunrun, Inc. (c)	3,111	188,153

		1,533,425

Electronic Equipment, Instruments & Components—2.1%
FARO Technologies, Inc. (c)	557	48,219
II-VI, Inc. (c)	5,755	393,469
Napco Security Technologies, Inc. (c)	2,185	76,104
nLight, Inc. (c)	13,482	436,817
OSI Systems, Inc. (c)	5,061	486,362
Sanmina Corp. (c)	22,060	912,843
Vishay Intertechnology, Inc.	39,774	957,758

		3,311,572

Energy Equipment & Services—0.4%
DMC Global, Inc.	321	17,417
Liberty Oilfield Services, Inc., Class A (c)	58,765	663,457

		680,874

Entertainment—1.2%
Cinemark Holdings, Inc. (c)	28,933	590,522
Liberty Media Corp.-Liberty Formula One, Class A (c)	9,103	347,917
Madison Square Garden Sports Corp., Class A (c)	2,334	418,860
Zynga, Inc., Class A (c)	52,110	532,043

		1,889,342

	Shares	Value

Equity Real Estate Investment Trusts (REITs)—1.7%
CareTrust REIT, Inc.	8,992	$209,379
Industrial Logistics Properties Trust	27,677	640,169
Innovative Industrial Properties, Inc.	397	71,524
Kilroy Realty Corp.	12,183	799,570
Physicians Realty Trust	23,782	420,228
Piedmont Office Realty Trust, Inc., Class A	35,273	612,692

		2,753,562

Food & Staples Retailing—1.7%
Casey’s General Stores, Inc.	1,812	391,736
Grocery Outlet Holding Corp. (c)	3,465	127,824
Ingles Markets, Inc., Class A	4,826	297,523
Performance Food Group Co. (c)	9,378	540,266
PriceSmart, Inc.	3,977	384,775
Sprouts Farmers Market, Inc. (c)	19,585	521,353
Weis Markets, Inc.	7,898	446,395

		2,709,872

Food Products—4.1%
Cal-Maine Foods, Inc. (c)	15,088	579,681
Calavo Growers, Inc.	2,133	165,606
Flowers Foods, Inc.	33,474	796,681
Freshpet, Inc. (c)	2,796	444,033
Hain Celestial Group, Inc. (c)	14,733	642,359
Hostess Brands, Inc. (c)	43,116	618,283
J & J Snack Foods Corp.	3,226	506,579
John B Sanfilippo & Son, Inc.	9,116	823,813
Lancaster Colony Corp.	4,275	749,664
Sanderson Farms, Inc.	2,013	313,585
SunOpta, Inc. (c)	49,259	727,555
Tootsie Roll Industries, Inc.	3,822	126,634

		6,494,473

Gas Utilities—0.0%
ONE Gas, Inc.	942	72,449

Healthcare Equipment & Supplies—3.6%
Antares Pharma, Inc. (c)	11,726	48,194
Axogen, Inc. (c)	1,940	39,304
Axonics Modulation Technologies, Inc. (c)	6,431	385,153
BioLife Solutions, Inc. (c)	2,830	101,880
Cerus Corp. (c)	7,773	46,716
CONMED Corp.	14,923	1,948,794
CryoLife, Inc. (c)	1,112	25,109
CryoPort, Inc. (c)	3,260	169,553
GenMark Diagnostics, Inc. (c)	1,581	37,786
Globus Medical, Inc., Class A (c)	8,160	503,227
Itamar Medical Ltd. ADR (c)	7,039	168,584
Lantheus Holdings, Inc. (c)	1,513	32,333
Mesa Laboratories, Inc.	226	55,031
OrthoPediatrics Corp. (c)	1,528	74,490
SI-BONE, Inc. (c)	14,894	473,778
Silk Road Medical, Inc. (c)	2,292	116,090
Surmodics, Inc. (c)	968	54,276
Utah Medical Products, Inc.	2,904	251,486
West Pharmaceutical Services, Inc.	4,400	1,239,832

		5,771,616

Healthcare Providers & Services—3.8%
Addus HomeCare Corp. (c)	1,572	164,416
Chemed Corp.	1,293	594,547
Encompass Health Corp.	4,886	400,163
Ensign Group, Inc.	15,311	1,436,784
Guardant Health, Inc. (c)	1,214	185,317
Joint Corp. (c)	3,150	152,366
LHC Group, Inc. (c)	1,588	303,642
ModivCare, Inc. (c)	504	74,652
Ontrak, Inc. (c)	1,676	54,571
R1 RCM, Inc. (c)	50,733	1,252,090
RadNet, Inc. (c)	3,157	68,665

Schedule of Investments

Virtus AllianzGI Small-Cap Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Select Medical Holdings Corp. (c)	17,549	$598,421
Tenet Healthcare Corp. (c)	13,336	693,472

		5,979,106

Healthcare Technology—0.7%
Health Catalyst, Inc. (c)	13,445	628,823
Omnicell, Inc. (c)	3,541	459,870
Simulations Plus, Inc.	397	25,106
Vocera Communications, Inc. (c)	1,455	55,959

		1,169,758

Hotels, Restaurants & Leisure—3.5%
Boyd Gaming Corp. (c)	16,137	951,437
Churchill Downs, Inc.	2,464	560,363
Kura Sushi USA, Inc., Class A (c)	2,020	63,913
Lindblad Expeditions Holdings, Inc. (c)	28,797	544,263
Penn National Gaming, Inc. (c)	4,824	505,748
Planet Fitness, Inc., Class A (c)	9,292	718,272
Red Rock Resorts, Inc., Class A (c)	49,232	1,604,471
Six Flags Entertainment Corp. (c)	13,741	638,544

		5,587,011

Household Durables—1.0%
Installed Building Products, Inc.	4,526	501,843
La-Z-Boy, Inc.	9,078	385,633
Lennar Corp., Class B	7,115	585,849
LGI Homes, Inc. (c)	663	98,993

		1,572,318

Household Products—0.4%
WD-40 Co.	1,994	610,523

Independent Power Producers & Energy Traders—0.2%
Brookfield Renewable Corp., Class A	6,676	312,437

Insurance—1.4%
AMERISAFE, Inc.	6,000	384,000
Donegal Group, Inc., Class A	17,973	267,079
Employers Holdings, Inc.	2,090	89,995
Enstar Group Ltd. (c)	647	159,634
Kemper Corp.	5,873	468,196
NI Holdings, Inc. (c)	5,256	97,131
Palomar Holdings, Inc. (c)	612	41,028
RLI Corp.	4,576	510,544
Safety Insurance Group, Inc.	2,511	211,552

		2,229,159

Interactive Media & Services—0.1%
EverQuote, Inc., Class A (c)	1,106	40,137
QuinStreet, Inc. (c)	3,411	69,243

		109,380

Internet & Direct Marketing Retail—0.2%
Magnite, Inc. (c)	6,195	257,774
Overstock.com, Inc. (c)	1,027	68,049

		325,823

IT Services—1.5%
Brightcove, Inc. (c)	5,036	101,324
Hackett Group, Inc.	2,443	40,041
Limelight Networks, Inc. (c)	4,661	16,640
ManTech International Corp., Class A	6,765	588,217
Paysign, Inc. (c)	3,142	13,730
Perficient, Inc. (c)	12,057	707,987
Repay Holdings Corp. (c)	8,663	203,407
Science Applications International Corp.	2,359	197,189
Shift4 Payments, Inc., Class A (c)	5,585	458,026

		2,326,561

	Shares	Value

Leisure Equipment & Products—2.8%
Acushnet Holdings Corp.	18,080	$747,246
Callaway Golf Co.	37,927	1,014,547
Malibu Boats, Inc., Class A (c)	6,594	525,410
YETI Holdings, Inc. (c)	30,022	2,167,889

		4,455,092

Life Sciences Tools & Services—1.6%
Adaptive Biotechnologies Corp. (c)	3,640	146,546
Charles River Laboratories International, Inc. (c)	2,999	869,200
Codexis, Inc. (c)	2,114	48,390
Medpace Holdings, Inc. (c)	3,497	573,683
NanoString Technologies, Inc. (c)	5,500	361,405
NeoGenomics, Inc. (c)	8,970	432,623
Quanterix Corp. (c)	2,402	140,445

		2,572,292

Machinery—2.6%
Columbus McKinnon Corp.	1,040	54,870
Douglas Dynamics, Inc.	791	36,505
ITT, Inc.	10,251	931,919
Kadant, Inc.	535	98,980
Lindsay Corp.	5,548	924,408
Shyft Group, Inc.	2,335	86,862
SPX Corp. (c)	12,156	708,330
Terex Corp.	29,044	1,338,057

		4,179,931

Marine—0.9%
Matson, Inc.	22,395	1,493,747

Media—1.2%
Cable One, Inc.	332	607,015
Cardlytics, Inc. (c)	3,860	423,442
Liberty Broadband Corp., Class A (c)	4,753	689,898
TechTarget, Inc. (c)	2,459	170,778

		1,891,133

Metals & Mining—0.3%
Southern Copper Corp.	6,163	418,283

Mortgage Real Estate Investment Trusts (REITs)—0.6%
AG Mortgage Investment Trust, Inc.	72,815	293,444
Arbor Realty Trust, Inc.	37,101	589,906

		883,350

Multi-Line Retail—0.4%
Big Lots, Inc.	8,945	610,944

Multi-Utilities—0.5%
Avista Corp.	4,548	217,167
Black Hills Corp.	4,808	321,030
Unitil Corp.	4,336	198,112

		736,309

Oil, Gas & Consumable Fuels—2.4%
Cimarex Energy Co.	16,137	958,376
Clean Energy Fuels Corp. (c)	63,595	873,795
Diamondback Energy, Inc.	9,887	726,596
Enviva Partners L.P.	6,972	336,957
Hess Midstream L.P., Class A	18,675	418,694
Penn Virginia Corp. (c)	22,301	298,833
Sunoco L.P.	5,355	170,503

		3,783,754

Paper & Forest Products—1.2%
Boise Cascade Co.	13,364	799,568
Louisiana-Pacific Corp.	18,515	1,026,842

		1,826,410

Schedule of Investments

Virtus AllianzGI Small-Cap Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Personal Products—1.4%
BellRing Brands, Inc., Class A (c)	29,257	$690,757
Medifast, Inc.	3,490	739,252
Nu Skin Enterprises, Inc., Class A	6,101	322,682
USANA Health Sciences, Inc. (c)	4,593	448,277

		2,200,968

Pharmaceuticals—1.2%
Amphastar Pharmaceuticals, Inc. (c)	1,922	35,211
ANI Pharmaceuticals, Inc. (c)	713	25,768
Arvinas, Inc. (c)	174	11,501
Axsome Therapeutics, Inc. (c)	850	48,127
Cara Therapeutics, Inc. (c)	1,228	26,660
Catalent, Inc. (c)	10,492	1,104,912
Collegium Pharmaceutical, Inc. (c)	2,037	48,277
Horizon Therapeutics PLC (c)	4,209	387,396
Omeros Corp. (c)	1,189	21,164
Prestige Consumer Healthcare, Inc. (c)	2,147	94,640
Provention Bio, Inc. (c)	1,363	14,305
Revance Therapeutics, Inc. (c)	1,425	39,829

		1,857,790

Professional Services—0.9%
ASGN, Inc. (c)	4,962	473,573
CRA International, Inc.	948	70,759
Franklin Covey Co. (c)	1,035	29,280
ICF International, Inc.	9,510	831,174
Kforce, Inc.	725	38,860

		1,443,646

Real Estate Management & Development—0.1%
eXp World Holdings, Inc. (c)	2,015	91,783

Road & Rail—0.7%
HyreCar, Inc. (c)	40,960	401,408
Saia, Inc. (c)	2,928	675,138

		1,076,546

Semiconductors & Semiconductor Equipment—4.9%
ACM Research, Inc., Class A (c)	536	43,303
Axcelis Technologies, Inc. (c)	1,791	73,592
FormFactor, Inc. (c)	27,147	1,224,601
Ichor Holdings Ltd. (c)	23,152	1,245,578
Kulicke & Soffa Industries, Inc.	20,963	1,029,493
MACOM Technology Solutions Holdings, Inc. (c)	13,564	786,983
MaxLinear, Inc. (c)	10,926	372,358
Onto Innovation, Inc. (c)	6,706	440,651
Power Integrations, Inc.	14,431	1,175,838
SunPower Corp. (c)	10,793	361,026
Ultra Clean Holdings, Inc. (c)	18,090	1,049,944

		7,803,367

Software—4.5%
Agilysys, Inc. (c)	2,026	97,167
Aspen Technology, Inc. (c)	5,058	730,021
Box, Inc., Class A (c)	38,232	877,807
Cerence, Inc. (c)	5,597	501,379
Digital Turbine, Inc. (c)	5,934	476,856
Domo, Inc., Class B (c)	1,261	70,982
LivePerson, Inc. (c)	10,392	548,074
Model N, Inc. (c)	1,679	59,151
OneSpan, Inc. (c)	557	13,647
Paylocity Holding Corp. (c)	2,053	369,191
Progress Software Corp.	8,287	365,125
PROS Holdings, Inc. (c)	444	18,870
Q2 Holdings, Inc. (c)	3,695	370,239
Riot Blockchain, Inc. (c)	1,751	93,276
Sapiens International Corp. NV	2,211	70,288
SPS Commerce, Inc. (c)	7,450	739,859
Tenable Holdings, Inc. (c)	18,496	669,278

	Shares	Value

Upland Software, Inc. (c)	1,841	$86,877
Varonis Systems, Inc. (c)	17,374	891,981
Zix Corp. (c)	6,775	51,151

		7,101,219

Specialty Retail—5.6%
Asbury Automotive Group, Inc. (c)	6,634	1,303,581
Boot Barn Holdings, Inc. (c)	1,187	73,962
Dick’s Sporting Goods, Inc.	17,058	1,298,967
Floor & Decor Holdings, Inc., Class A (c)	4,876	465,561
Genesco, Inc. (c)	14,710	698,725
GrowGeneration Corp. (c)	9,852	489,546
Hibbett Sports, Inc. (c)	25,670	1,768,406
Lithia Motors, Inc., Class A	1,988	775,499
Lumber Liquidators Holdings, Inc. (c)	22,231	558,443
Murphy USA, Inc.	558	80,664
Rent-A-Center, Inc.	19,847	1,144,378
TravelCenters of America, Inc. (c)	6,033	163,675

		8,821,407

Textiles, Apparel & Luxury Goods—1.2%
Crocs, Inc. (c)	18,025	1,450,111
Deckers Outdoor Corp. (c)	1,362	450,032

		1,900,143

Thrifts & Mortgage Finance—1.4%
Capitol Federal Financial, Inc.	33,955	449,734
Flagstar Bancorp, Inc.	22,691	1,023,364
Meridian Bancorp, Inc.	2,434	44,834
PCSB Financial Corp.	3,912	64,978
Pioneer Bancorp, Inc. (c)	4,814	56,083
Premier Financial Corp.	1,668	55,478
Waterstone Financial, Inc.	28,126	574,333

		2,268,804

Trading Companies & Distributors—0.7%
WESCO International, Inc. (c)	12,537	1,084,827

Water Utilities—1.2%
American States Water Co.	7,752	586,206
California Water Service Group	12,397	698,447
Middlesex Water Co.	476	37,613
SJW Group	8,331	524,770

		1,847,036

Wireless Telecommunication Services—0.0%
Boingo Wireless, Inc. (c)	3,337	46,952

Total Common Stock (cost—$109,807,880)		154,762,186

EXCHANGE-TRADED FUNDS (d)—0.8%
ARK Genomic Revolution ETF	12,322	1,093,331
Principal Healthcare Innovators Index ETF	2,935	168,792

Total Exchange-Traded Funds (cost—$1,438,041)		1,262,123

RIGHTS—0.0%

Biotechnology—0.0%
Stemline Therapeutics, Inc., CVR, expires 12/31/21 (a)(b)(c) (cost—$661)	2,004	—	†

Schedule of Investments

Virtus AllianzGI Small-Cap Fund

March 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Repurchase Agreements—1.5%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $2,449,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $2,498,008 including accrued interest (cost—$2,449,000)	$2,449	$2,449,000

Total Investments (cost—$113,695,582)—100.1%		158,473,309

Other assets and liabilities, net—(0.1)%		(81,645)

Net Assets—100.0%		$158,391,664

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)	Fair-Valued—Security with a value of less than $1, representing less than 0.05% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.
(d)	Shares of these funds are publicly offered, and the prospectuses and annual report of each are publicly available.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Schedule of Investments

Virtus AllianzGI Technology Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—91.4%

Auto Components—0.3%
Aptiv PLC (c)	54,490	$7,514,171
QuantumScape Corp. (c)	100	4,475

		7,518,646

Automobiles—1.6%
General Motors Co. (c)	573,365	32,945,553
Volkswagen AG	12,285	4,454,527

		37,400,080

Communications Equipment—0.9%
Arista Networks, Inc. (c)	100	30,189
Cisco Systems, Inc.	422,435	21,844,114
Lumentum Holdings, Inc. (c)	95	8,678
Motorola Solutions, Inc.	95	17,865
Nokia Oyj ADR (c)	95	376

		21,901,222

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR (c)	950	13,300
TAL Education Group ADR (c)	100	5,385

		18,685

Electrical Equipment—0.0%
Bloom Energy Corp., Class A (c)	24,435	660,967

Electronic Equipment, Instruments & Components—2.0%
CDW Corp.	95	15,746
Cognex Corp.	100	8,299
Flex Ltd. (c)	766,640	14,037,179
IPG Photonics Corp. (c)	95	20,039
Murata Manufacturing Co., Ltd.	300	23,957
Samsung Electro-Mechanics Co., Ltd.	165	27,336
Samsung SDI Co., Ltd.	58,672	34,215,613

		48,348,169

Entertainment—0.7%
Activision Blizzard, Inc.	43,045	4,003,185
NetEase, Inc. ADR	100	10,326
Netflix, Inc. (c)	23,445	12,230,319
Nintendo Co., Ltd.	100	55,823
Roku, Inc. (c)	100	32,577
Take-Two Interactive Software, Inc. (c)	2,575	455,002
Zynga, Inc., Class A (c)	100	1,021

		16,788,253

Healthcare Technology—0.0%
GoodRx Holdings, Inc., Class A (c)	100	3,902
Veeva Systems, Inc., Class A (c)	100	26,124

		30,026

Hotels, Restaurants & Leisure—4.7%
Airbnb, Inc., Class A (c)	45,310	8,515,561
Booking Holdings, Inc. (c)	12,465	29,041,456

	Shares	Value

Expedia Group, Inc. (c)	447,400	$77,006,488

		114,563,505

Household Durables—0.0%
Garmin Ltd.	95	12,526

Industrial Conglomerates—0.0%
Roper Technologies, Inc.	100	40,334

Interactive Media & Services—14.8%
Alphabet, Inc., Class C (c)	80,755	167,052,216
Facebook, Inc., Class A (b)(c)	487,545	143,596,629
NAVER Corp.	475	158,228
Pinterest, Inc., Class A (c)	205,890	15,242,037
Snap, Inc., Class A (c)	374,590	19,587,311
Tencent Holdings Ltd.	100	7,846
Twitter, Inc. (c)	95	6,045
Yandex NV, Class A (c)	95	6,086
Yelp, Inc. (c)	95	3,705
Zillow Group, Inc., Class C (c)	100	12,964
ZoomInfo Technologies, Inc., Class A (c)	265,955	13,005,199

		358,678,266

Internet & Direct Marketing Retail—3.4%
Alibaba Group Holding Ltd. ADR (c)	100	22,673
Amazon.com, Inc. (c)	24,185	74,830,325
eBay, Inc.	95	5,818
GrubHub, Inc. (c)	95	5,700
JD.com, Inc. ADR (c)	100	8,433
Trip.com Group Ltd. ADR (c)	211,780	8,392,841

		83,265,790

IT Services—12.9%
Accenture PLC, Class A	95	26,244
Adyen NV (a)(c)	95	212,062
Akamai Technologies, Inc. (c)	100	10,190
DXC Technology Co.	341,532	10,676,290
Fidelity National Information Services, Inc.	11,590	1,629,670
Fiserv, Inc. (c)	19,710	2,346,278
Global Payments, Inc.	11,725	2,363,526
GoDaddy, Inc., Class A (c)	95	7,374
Mastercard, Inc., Class A	42,490	15,128,565
MongoDB, Inc. (c)	125,700	33,615,951
Okta, Inc. (c)	136,775	30,149,313
PayPal Holdings, Inc. (c)	271,430	65,914,061
Shopify, Inc., Class A (c)	100	110,650
Snowflake, Inc., Class A (c)	41,265	9,461,239
Square, Inc., Class A (b)(c)	185,460	42,108,693
Tata Consultancy Services Ltd.	2,000	86,929
Twilio, Inc., Class A (c)	286,780	97,723,153

		311,570,188

Media—1.3%
Comcast Corp., Class A	568,005	30,734,750

Schedule of Investments

Virtus AllianzGI Technology Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Professional Services—0.0%
Verisk Analytics, Inc.	95	$16,785

Real Estate—0.0%
Redfin Corp. (c)	100	6,659

Road & Rail—1.6%
Lyft, Inc., Class A (c)	473,160	29,894,249
Uber Technologies, Inc. (c)	177,720	9,687,517

		39,581,766

Semiconductors & Semiconductor Equipment—21.5%
Advanced Micro Devices, Inc. (c)	69,710	5,472,235
Advantest Corp.	1,000	87,424
ams AG (c)	95	1,894
Applied Materials, Inc.	289,375	38,660,500
ASML Holding NV	100	61,736
Cree, Inc. (c)	36,885	3,988,375
Infineon Technologies AG	463,255	19,641,534
KLA Corp.	13,800	4,559,520
Lam Research Corp.	141,375	84,152,055
Marvell Technology Group Ltd.	100	4,898
Maxim Integrated Products, Inc.	95	8,680
MediaTek, Inc.	1,000	33,961
Microchip Technology, Inc.	100	15,522
Micron Technology, Inc. (b)(c)	1,375,225	121,308,597
NVIDIA Corp.	15,380	8,211,843
NXP Semiconductors NV	194,545	39,169,690
ON Semiconductor Corp. (c)	462,965	19,263,974
Qorvo, Inc. (c)	149,975	27,400,433
QUALCOMM, Inc.	100	13,259
SK Hynix, Inc.	337,657	39,531,303
Skyworks Solutions, Inc.	107,145	19,658,965
STMicroelectronics NV	100	3,833
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	283,600	33,544,208
Teradyne, Inc.	205,755	25,036,268
Tokyo Electron Ltd.	69,200	29,242,430
Universal Display Corp.	95	22,493

		519,095,630

Software—13.6%
Alteryx, Inc., Class A (c)	183,303	15,206,817
Asana, Inc., Class A (c)	303,285	8,667,885
Atlassian Corp. PLC, Class A (c)	100	21,076
Cadence Design Systems, Inc. (c)	8,985	1,230,855
Crowdstrike Holdings, Inc., Class A (c)	353,410	64,500,859
CyberArk Software Ltd. (c)	100	12,934
Datadog, Inc., Class A (c)	4,685	390,448
DocuSign, Inc. (c)	100	20,245
Dropbox, Inc., Class A (c)	95	2,533
Dynatrace, Inc. (c)	100	4,824
Elastic NV (c)	100	11,120
FireEye, Inc. (c)	100	1,957
Fortinet, Inc. (c)	100	18,442

	Shares	Value

HubSpot, Inc. (c)	109,220	$49,608,816
Intuit, Inc.	95	36,391
Microsoft Corp. (b)	248,490	58,586,487
Nutanix, Inc., Class A (c)	100	2,656
Palo Alto Networks, Inc. (c)	100	32,206
Paycom Software, Inc. (c)	160,674	59,459,020
RealPage, Inc. (c)	100	8,720
RingCentral, Inc., Class A (c)	1,445	430,437
Salesforce.com, Inc. (c)	100	21,187
ServiceNow, Inc. (c)	100	50,011
Slack Technologies, Inc., Class A (c)	105	4,266
Splunk, Inc. (c)	100	13,548
Trade Desk, Inc., Class A (c)	7,260	4,731,052
Varonis Systems, Inc. (c)	198,628	10,197,561
VMware, Inc., Class A (c)	95	14,293
Zendesk, Inc. (c)	100	13,262
Zoom Video Communications, Inc., Class A (c)	100	32,129
Zscaler, Inc. (c)	321,210	55,142,121

		328,474,158

Technology Hardware, Storage & Peripherals—12.1%
Apple, Inc. (b)	692,570	84,597,426
Catcher Technology Co., Ltd.	1,000	7,412
Dell Technologies, Inc., Class C (c)	175	15,426
Hewlett Packard Enterprise Co.	1,141,840	17,972,562
HP, Inc.	524,405	16,649,859
NetApp, Inc.	6,635	482,165
Pure Storage, Inc., Class A (c)	11,950	257,403
Samsung Electronics Co., Ltd.	1,171,974	84,293,071
Seagate Technology PLC	736,255	56,507,571
Western Digital Corp.	462,730	30,887,228

		291,670,123

Total Common Stock (cost—$1,539,038,334)		2,210,376,528

EXCHANGE-TRADED FUNDS—0.0%
Invesco S&P 500 High Beta ETF (e) (cost—$4,352)	100	6,953

	Principal Amount (000s)

Repurchase Agreements—7.8%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $187,858,000; collateralized by U.S. Treasury Notes, 1.50%—1.75%, due 11/30/24—12/31/24, valued at $191,615,235 including accrued interest (cost-$187,858,000)	$187,858	187,858,000

Total Options Purchased—1.2% (cost—$15,099,762) (c)(d)(f)		28,372,950

Schedule of Investments

Virtus AllianzGI Technology Fund

March 31, 2021 (unaudited) (continued)

		Value
Total Investments, before options written and securities sold short (cost—$1,742,000,448)—100.4%		$2,426,614,431

SECURITIES SOLD SHORT—(0.0)%

	Shares

Exchange-Traded Fund—(0.0)%
iShares Core S&P Small—Cap ETF (e) (proceeds received—$5,603)	100	(10,853)

Total Options Written—(0.2)% (premiums received—$14,531,474) (c)(d)(f)		(4,771,348)

Total Investments, net of options written and securities sold short (cost—$1,727,463,371)—100.2%		2,421,832,230

Other assets and liabilities, net—(0.2)%		(4,017,998)

Net Assets—100.0%		$2,417,814,232

Notes to Schedule of Investments:

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, this security amounted to a value of $212,062 or less than 0.05% of net assets.

(b)	All or partial amount segregated for the benefit of the counterparty as collateral for security sold short and options written.
(c)	Non-income producing.
(d)	Exchange traded-Chicago Board Options Exchange.
(e)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

(f) Exchange traded option contracts outstanding at March 31, 2021:

Options purchased contracts outstanding at March 31, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation (Depreciation)
Call options:
Alphabet, Inc.	1,920.00 USD	6/18/21	388	$38,800	$7,769,700	$5,453,057	$2,316,643
Amazon.com, Inc.	2,000.00 USD	6/18/21	150	15,000	16,548,750	2,505,306	14,043,444
Fidelity National Information Services, Inc.	155.00 USD	1/21/22	1,200	120,000	882,000	1,616,446	(734,446)
Fiserv, Inc.	120.00 USD	1/21/22	1,800	180,000	2,038,500	2,595,670	(557,170)
Global Payments, Inc.	210.00 USD	6/18/21	1,512	151,200	1,134,000	2,929,283	(1,795,283)

Total options purchased contracts					$28,372,950	$15,099,762	$13,273,188

Options written contracts outstanding at March 31, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Microsoft Corp.	245.00 USD	8/20/21	(1,699)	$(169,900)	$(1,970,840)	$(1,930,871)	$(39,969)
Put options:
Alphabet, Inc.	1,720.00 USD	6/18/21	(388)	$(38,800)	$(587,820)	$(3,231,141)	$2,643,321
Amazon.com, Inc.	1,400.00 USD	6/18/21	(150)	(15,000)	(15,450)	(2,159,647)	2,144,197
Datadog, Inc.	70.00 USD	1/21/22	(1,034)	(103,400)	(875,798)	(1,424,392)	548,594
Fidelity National Information Services, Inc.	120.00 USD	1/21/22	(1,200)	(120,000)	(762,000)	(1,467,521)	705,521
Fiserv, Inc.	90.00 USD	1/21/22	(1,800)	(180,000)	(434,700)	(1,845,789)	1,411,089
Global Payments, Inc.	160.00 USD	6/18/21	(1,512)	(151,200)	(124,740)	(2,472,113)	2,347,373

Total put options					$(2,800,508)	$(12,600,603)	$9,800,095

Total options written contracts					$(4,771,348)	$(14,531,474)	$9,760,126

Schedule of Investments

Virtus AllianzGI Technology Fund

March 31, 2021 (unaudited) (continued)

Glossary:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

Schedule of Investments

Virtus NFJ Dividend Value Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—98.8%

Aerospace & Defense—5.8%
L3Harris Technologies, Inc.	64,245	$13,021,177
Lockheed Martin Corp.	90,108	33,294,906
Raytheon Technologies Corp.	55,513	4,289,489

		50,605,572

Banks—8.9%
Bank of America Corp.	397,324	15,372,466
Citigroup, Inc.	240,630	17,505,832
JPMorgan Chase & Co.	288,987	43,992,491

		76,870,789

Biotechnology—1.4%
AbbVie, Inc.	113,209	12,251,478

Capital Markets—4.5%
BlackRock, Inc.	8,711	6,567,745
Blackstone Group, Inc., Class A	70,094	5,224,106
Morgan Stanley	74,415	5,779,069
MSCI, Inc.	20,501	8,595,659
S&P Global, Inc.	36,487	12,875,168

		39,041,747

Chemicals—1.3%
Celanese Corp.	74,007	11,086,989

Commercial Services & Supplies—1.8%
Cintas Corp.	19,335	6,599,229
Waste Management, Inc.	69,284	8,939,022

		15,538,251

Communications Equipment—2.9%
Cisco Systems, Inc.	303,490	15,693,468
Motorola Solutions, Inc.	51,605	9,704,320

		25,397,788

Containers & Packaging—0.9%
Avery Dennison Corp.	40,437	7,426,255

Diversified Telecommunication Services—2.3%
Cogent Communications Holdings, Inc.	194,503	13,374,026
Verizon Communications, Inc.	121,185	7,046,908

		20,420,934

Electric Utilities—2.9%
NextEra Energy, Inc.	337,153	25,492,138

Equity Real Estate Investment Trusts (REITs)—10.7%
Alexandria Real Estate Equities, Inc.	43,823	7,200,119
American Tower Corp.	151,023	36,103,558
CoreSite Realty Corp.	178,081	21,343,008
Medical Properties Trust, Inc.	407,191	8,665,025
Prologis, Inc.	106,966	11,338,396
Sun Communities, Inc.	57,700	8,657,308

		93,307,414

	Shares	Value

Food & Staples Retailing—0.9%
Walmart, Inc.	55,290	$7,510,041

Gas Utilities—2.5%
Atmos Energy Corp.	218,267	21,575,693

Healthcare Equipment & Supplies—1.9%
Abbott Laboratories	136,749	16,388,000

Healthcare Providers & Services—2.8%
Anthem, Inc.	31,874	11,441,172
Chemed Corp.	8,060	3,706,149
UnitedHealth Group, Inc.	24,276	9,032,372

		24,179,693

Hotels, Restaurants & Leisure—1.9%
McDonald’s Corp.	73,298	16,429,014

Household Products—2.0%
Church & Dwight Co., Inc.	42,162	3,682,851
Procter & Gamble Co.	101,640	13,765,105

		17,447,956

Industrial Conglomerates—2.1%
Honeywell International, Inc.	83,838	18,198,715

Insurance—5.6%
Allstate Corp.	241,883	27,792,357
Cincinnati Financial Corp.	40,890	4,215,350
Fidelity National Financial, Inc.	224,076	9,110,930
Marsh & McLennan Cos., Inc.	64,706	7,881,191

		48,999,828

IT Services—1.4%
Leidos Holdings, Inc.	80,857	7,784,912
Mastercard, Inc., Class A	12,675	4,512,934

		12,297,846

Life Sciences Tools & Services—3.5%
Agilent Technologies, Inc.	70,107	8,913,404
Thermo Fisher Scientific, Inc.	47,943	21,880,226

		30,793,630

Machinery—1.1%
Dover Corp.	68,911	9,449,765

Media—1.0%
Comcast Corp., Class A	156,500	8,468,215

Metals & Mining—1.8%
Royal Gold, Inc.	82,829	8,914,057
Southern Copper Corp.	95,059	6,451,654

		15,365,711

Mortgage Real Estate Investment Trusts (REITs)—0.5%
Blackstone Mortgage Trust, Inc., Class A	145,280	4,503,680

Schedule of Investments

Virtus NFJ Dividend Value Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Multi-Line Retail—0.9%
Dollar General Corp.	38,533	$7,807,556

Multi-Utilities—2.7%
DTE Energy Co.	90,517	12,051,433
WEC Energy Group, Inc.	117,339	10,981,757

		23,033,190

Oil, Gas & Consumable Fuels—4.3%
Lukoil PJSC ADR	216,008	17,451,287
ONEOK, Inc.	172,208	8,724,057
Valero Energy Corp.	157,292	11,262,107

		37,437,451

Pharmaceuticals—3.3%
Johnson & Johnson	92,107	15,137,786
Merck & Co., Inc.	176,046	13,571,386

		28,709,172

Professional Services—0.4%
TransUnion	42,989	3,869,010

Road & Rail—2.9%
Norfolk Southern Corp.	93,169	25,017,740

Semiconductors & Semiconductor Equipment—3.9%
Broadcom, Inc.	56,845	26,356,752
Texas Instruments, Inc.	37,526	7,092,039

		33,448,791

Software—1.8%
Microsoft Corp.	67,192	15,841,858

Specialty Retail—5.2%
Best Buy Co., Inc.	69,805	8,014,312
Home Depot, Inc.	120,304	36,722,796

		44,737,108

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.	68,834	8,408,073

Total Common Stock (cost—$680,343,212)		857,357,091

EXCHANGE-TRADED FUNDS—0.3%

Invesco S&P 500 Equal Weight ETF (a) (cost—$2,853,955)	20,462	2,898,647

	Principal Amount (000s)	Value

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $7,978,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $8,137,636 including accrued interest (cost—$7,978,000)	$7,978	$7,978,000

Total Investments (cost—$691,175,167)—100.0%		868,233,738

Other assets and liabilities, net—(0.0)%		(233,256)

Net Assets—100.0%		$868,000,482

Notes to Schedule of Investments:

(a)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Glossary:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Schedule of Investments

Virtus NFJ International Value Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—94.0%

Australia—2.6%
JB Hi-Fi Ltd.	76,708	$3,016,887
Macquarie Group Ltd.	8,054	934,925

		3,951,812

Canada—4.0%
Canadian National Railway Co.	11,438	1,327,379
Cogeco Communications, Inc.	15,319	1,438,404
National Bank of Canada	21,763	1,478,402
Royal Bank of Canada	6,506	599,918
TC Energy Corp.	10,484	479,643
TFI International, Inc.	9,119	683,544

		6,007,290

China—22.8%
Alibaba Group Holding Ltd. (b)	99,400	2,812,930
Anhui Conch Cement Co., Ltd., Class H	70,000	455,165
China Construction Bank Corp., Class H	843,100	709,262
China Lesso Group Holdings Ltd.	1,598,000	3,436,869
China Merchants Bank Co., Ltd., Class H	701,500	5,355,478
CIFI Holdings Group Co., Ltd.	3,178,000	3,082,301
ENN Energy Holdings Ltd.	73,600	1,180,577
Gree Electric Appliances, Inc. of Zhuhai, Class A	50,900	486,870
Longfor Group Holdings Ltd. (a)	343,500	2,275,537
Luxshare Precision Industry Co., Ltd., Class A	1,031,175	5,321,838
NetEase, Inc.	61,400	1,249,467
Ping An Insurance Group Co. of China Ltd., Class H	249,500	2,970,276
Shenzhen Expressway Co., Ltd., Class H	500,000	541,542
Tencent Holdings Ltd.	58,900	4,621,628

		34,499,740

Denmark—0.1%
Coloplast A/S, Class B	1,471	221,186

Finland—3.3%
Kesko Oyj, Class B	141,658	4,332,471
Valmet Oyj	16,409	596,720

		4,929,191

France—6.0%
Air Liquide S.A.	2,099	342,887
BNP Paribas S.A. (b)	44,146	2,685,828
Capgemini SE	8,659	1,473,405
Euronext NV (a)	1,861	187,468
Kering S.A.	1,039	717,171
L’Oreal S.A.	2,051	786,022
Sanofi	15,251	1,506,798
Schneider Electric SE	9,444	1,442,516

		9,142,095

	Shares	Value
Germany—2.0%
Hannover Rueck SE	6,276	$1,146,667
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,398	738,467
SAP SE	3,691	451,975
Vonovia SE	10,811	706,168

		3,043,277

Hong Kong—2.7%
AIA Group Ltd.	39,800	482,775
Hong Kong Exchanges & Clearing Ltd.	21,700	1,276,750
SITC International Holdings Co., Ltd.	273,000	925,322
Techtronic Industries Co., Ltd.	85,000	1,454,188

		4,139,035

India—0.7%
HDFC Bank Ltd. ADR (b)	3,720	289,007
Reliance Industries Ltd. GDR (a)	13,122	725,646

		1,014,653

Italy—1.5%
Enel SpA	188,304	1,875,459
Italgas SpA	60,376	391,894

		2,267,353

Japan—8.0%
Astellas Pharma, Inc.	36,700	564,131
Capcom Co., Ltd.	8,900	288,964
ITOCHU Corp.	79,100	2,562,490
KDDI Corp.	33,300	1,021,029
Nintendo Co., Ltd.	2,500	1,395,575
Sony Corp.	28,200	2,953,073
Tokio Marine Holdings, Inc.	15,700	746,539
Tokyo Electron Ltd.	1,900	802,899
Toyota Motor Corp.	21,600	1,680,791

		12,015,491

Kazakhstan—1.0%
Kaspi.KZ JSC GDR	20,330	1,443,430

Korea (Republic of)—1.4%
Samsung Electronics Co., Ltd.	29,918	2,151,823

Netherlands—0.5%
Wolters Kluwer NV	9,119	792,628

Russian Federation—4.0%
Lukoil PJSC ADR	75,263	6,080,498

Saudi Arabia—0.4%
Saudi Arabian Oil Co. (a)	59,873	574,735

Singapore—5.4%
Ascendas Real Estate Investment Trust REIT	281,600	638,477
DBS Group Holdings Ltd.	35,500	759,772
Keppel DC REIT	301,300	604,750
Mapletree Industrial Trust REIT	2,991,000	6,092,284

		8,095,283

Schedule of Investments

Virtus NFJ International Value Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

South Africa—2.0%
Gold Fields Ltd. ADR	311,439	$2,955,556

Spain—1.1%
Iberdrola S.A.	124,475	1,603,501

Sweden—0.3%
Swedish Match AB	2,318	180,961
Thule Group AB (a)(b)	7,768	337,281

		518,242

Switzerland—5.9%
Nestle S.A.	13,587	1,514,314
Roche Holding AG	3,563	1,151,477
Swiss Life Holding AG	2,309	1,135,017
Zurich Insurance Group AG	12,010	5,125,995

		8,926,803

Taiwan—5.8%
E.Sun Financial Holding Co., Ltd.	824,000	753,738
Getac Technology Corp.	285,000	585,322
Micro-Star International Co., Ltd.	547,000	3,335,716
Taiwan Semiconductor Manufacturing Co., Ltd.	143,000	2,941,892
Uni-President Enterprises Corp.	147,000	376,091
Vanguard International Semiconductor Corp.	201,000	760,803

		8,753,562

United Kingdom—5.2%
3i Group PLC	37,652	598,747
BAE Systems PLC	304,135	2,117,365
GlaxoSmithKline PLC	46,143	819,332
London Stock Exchange Group PLC	1,774	169,727
Nomad Foods Ltd. (b)	14,923	409,786
RELX PLC	22,174	556,051
Rio Tinto PLC	32,539	2,489,632
Unilever PLC	12,716	709,516

		7,870,156

United States—7.3%
American Tower Corp. REIT	18,886	4,514,887
Broadcom, Inc.	11,275	5,227,767
Equinix, Inc. REIT	314	213,391
Gentex Corp.	28,060	1,000,900

		10,956,945

Total Common Stock (cost—$117,288,657)		141,954,285

PREFERRED STOCK—3.4%

Korea (Republic of)—3.4%
Samsung Electronics Co., Ltd. (cost—$5,236,887)	81,328	5,245,809

	Principal Amount (000s)	Value

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $2,509,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $2,559,244 including accrued interest (cost—$2,509,000)	$2,509	$2,509,000

Total Investments (cost—$125,034,544)—99.1%		149,709,094

Other assets and liabilities, net—0.9%		1,301,658

Net Assets—100.0%		$151,010,752

Notes to Schedule of Investments:

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $4,100,667 or 2.7% of net assets.

(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

Virtus NFJ International Value Fund

March 31, 2021 (unaudited) (continued)

The industry classification of portfolio holdings and other assets and liabilities, net, shown as a percentage of net assets were as follows:

Banks	8.4%
Insurance	8.2%
Equity Real Estate Investment Trusts (REITs)	8.0%
Technology Hardware, Storage & Peripherals	7.5%
Semiconductors & Semiconductor Equipment	6.4%
Oil, Gas & Consumable Fuels	5.2%
Real Estate Management & Development	4.0%
Metals & Mining	3.6%
Electronic Equipment, Instruments & Components	3.5%
Interactive Media & Services	3.1%
Food & Staples Retailing	2.9%
Pharmaceuticals	2.7%
Electric Utilities	2.3%
Household Durables	2.3%
Building Products	2.3%
Capital Markets	2.1%
Specialty Retail	2.0%
Entertainment	1.9%
Internet & Direct Marketing Retail	1.9%
Trading Companies & Distributors	1.7%
Food Products	1.5%
Aerospace & Defense	1.4%
Machinery	1.4%
Road & Rail	1.3%
Automobiles	1.1%
Gas Utilities	1.0%
Personal Products	1.0%
IT Services	1.0%
Consumer Finance	0.9%
Electrical Equipment	0.9%
Media	0.9%
Professional Services	0.9%
Wireless Telecommunication Services	0.7%
Auto Components	0.7%
Marine	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Transportation Infrastructure	0.4%
Construction Materials	0.3%
Software	0.3%
Chemicals	0.2%
Leisure Equipment & Products	0.2%
Healthcare Equipment & Supplies	0.1%
Tobacco	0.1%
Repurchase Agreements	1.7%
Other assets and liabilities, net	0.9%

100.0%

Schedule of Investments

Virtus NFJ Large-Cap Value Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—99.0%

Aerospace & Defense—4.7%
L3Harris Technologies, Inc.	40,366	$8,181,381
Lockheed Martin Corp.	10,690	3,949,955
Mercury Systems, Inc. (a)	38,170	2,696,711
Teledyne Technologies, Inc. (a)	4,539	1,877,557

		16,705,604

Air Freight & Logistics—0.5%
Expeditors International of Washington, Inc.	15,417	1,660,257

Auto Components—0.5%
Gentex Corp.	48,112	1,716,155

Banks—8.7%
Bank of America Corp.	139,176	5,384,719
Citigroup, Inc.	61,164	4,449,681
First Republic Bank	11,332	1,889,611
JPMorgan Chase & Co.	113,460	17,272,016
PNC Financial Services Group, Inc.	10,512	1,843,910

		30,839,937

Biotechnology—1.1%
AbbVie, Inc.	35,672	3,860,424

Building Products—1.5%
Carrier Global Corp.	41,784	1,764,121
Masco Corp.	59,026	3,535,657

		5,299,778

Capital Markets—6.9%
Goldman Sachs Group, Inc.	10,134	3,313,818
Intercontinental Exchange, Inc.	27,290	3,047,747
Moody’s Corp.	12,566	3,752,333
Morgan Stanley	62,777	4,875,262
S&P Global, Inc.	15,413	5,438,786
T Rowe Price Group, Inc.	22,310	3,828,396

		24,256,342

	Shares	Value

Chemicals—3.1%
Air Products and Chemicals, Inc.	5,778	$1,625,583
Celanese Corp.	29,692	4,448,158
Ecolab, Inc.	7,670	1,641,917
Linde PLC	11,910	3,336,467

		11,052,125

Commercial Services & Supplies—1.4%
Cintas Corp.	5,211	1,778,566
Copart, Inc. (a)	14,401	1,564,093
Waste Management, Inc.	12,852	1,658,165

		5,000,824

Communications Equipment—1.9%
Cisco Systems, Inc.	54,772	2,832,260
Motorola Solutions, Inc.	20,194	3,797,482

		6,629,742

Construction & Engineering—1.3%
EMCOR Group, Inc.	40,643	4,558,519

Containers & Packaging—1.2%
Avery Dennison Corp.	23,475	4,311,184

Distributors—1.2%
Pool Corp.	12,246	4,227,809

Diversified Telecommunication Services—0.3%
Cogent Communications Holdings, Inc.	15,982	1,098,922

Electric Utilities—3.3%
NextEra Energy, Inc.	153,972	11,641,823

Schedule of Investments

Virtus NFJ Large-Cap Value Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Electronic Equipment, Instruments & Components—0.6%
Keysight Technologies, Inc. (a)	14,409	$2,066,251

Entertainment—0.5%
Activision Blizzard, Inc.	17,088	1,589,184

Equity Real Estate Investment Trusts (REITs)—3.9%
Alexandria Real Estate Equities, Inc.	18,768	3,083,582
American Tower Corp.	22,621	5,407,776
CoreSite Realty Corp.	21,322	2,555,442
Prologis, Inc.	26,938	2,855,428

		13,902,228

Food & Staples Retailing—0.9%
Costco Wholesale Corp.	4,072	1,435,298
Walmart, Inc.	11,496	1,561,502

		2,996,800

Food Products—0.4%
Hershey Co.	9,466	1,497,143

Gas Utilities—0.7%
ONE Gas, Inc.	30,595	2,353,061

Healthcare Equipment & Supplies—3.6%
Abbott Laboratories	26,752	3,205,960
Edwards Lifesciences Corp. (a)	39,583	3,310,722
Hill-Rom Holdings, Inc.	24,086	2,661,021
STERIS PLC	17,560	3,344,829

		12,522,532

Healthcare Providers & Services—2.6%
Anthem, Inc.	12,496	4,485,439
Chemed Corp.	2,788	1,281,978
Humana, Inc.	8,298	3,478,937

		9,246,354

	Shares	Value

Hotels, Restaurants & Leisure—1.0%
Domino’s Pizza, Inc.	4,499	$1,654,687
McDonald’s Corp.	7,850	1,759,499

		3,414,186

Household Durables—0.5%
DR Horton, Inc.	21,363	1,903,871

Household Products—1.6%
Kimberly-Clark Corp.	10,658	1,481,995
Procter & Gamble Co.	30,985	4,196,298

		5,678,293

Industrial Conglomerates—2.5%
Honeywell International, Inc.	16,701	3,625,286
Roper Technologies, Inc.	13,280	5,356,355

		8,981,641

Insurance—4.6%
Allstate Corp.	24,315	2,793,794
Cincinnati Financial Corp.	16,567	1,707,892
Fidelity National Financial, Inc.	82,378	3,349,489
Marsh & McLennan Cos., Inc.	41,421	5,045,078
Primerica, Inc.	22,887	3,383,156

		16,279,409

Interactive Media & Services—1.6%
Alphabet, Inc., Class A (a)	2,752	5,676,055

IT Services—2.7%
Broadridge Financial Solutions, Inc.	10,407	1,593,312
Fiserv, Inc. (a)	11,485	1,367,174
Global Payments, Inc.	8,025	1,617,680
Mastercard, Inc., Class A	4,494	1,600,089
PayPal Holdings, Inc. (a)	7,997	1,941,991
Visa, Inc., Class A	6,997	1,481,475

		9,601,721

Schedule of Investments

Virtus NFJ Large-Cap Value Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Life Sciences Tools & Services—1.4%
PerkinElmer, Inc.	10,686	$1,370,907
Thermo Fisher Scientific, Inc.	7,682	3,505,911

		4,876,818

Machinery—2.9%
Cummins, Inc.	7,246	1,877,511
Deere & Co.	7,852	2,937,747
Dover Corp.	12,508	1,715,222
Illinois Tool Works, Inc.	8,157	1,806,939
Toro Co.	19,437	2,004,732

		10,342,151

Media—1.2%
Cable One, Inc.	2,368	4,329,556

Metals & Mining—1.6%
Reliance Steel & Aluminum Co.	13,157	2,003,679
Royal Gold, Inc.	32,140	3,458,907

		5,462,586

Multi-Line Retail—1.3%
Dollar General Corp.	14,525	2,943,055
Target Corp.	9,037	1,789,959

		4,733,014

Multi-Utilities—1.0%
Sempra Energy	11,348	1,504,518
WEC Energy Group, Inc.	20,026	1,874,233

		3,378,751

Oil, Gas & Consumable Fuels—4.0%
ConocoPhillips	97,128	5,144,870
Hess Corp.	47,715	3,376,314
ONEOK, Inc.	39,547	2,003,451
Valero Energy Corp.	48,527	3,474,533

		13,999,168

	Shares	Value

Pharmaceuticals—2.4%
Bristol-Myers Squibb Co.	33,880	$2,138,844
Johnson & Johnson	10,933	1,796,839
Merck & Co., Inc.	58,710	4,525,954

		8,461,637

Professional Services—2.3%
FTI Consulting, Inc. (a)	14,435	2,022,488
Leidos Holdings, Inc.	30,592	2,945,398
TransUnion	32,990	2,969,100

		7,936,986

Road & Rail—2.8%
CSX Corp.	39,357	3,794,802
Norfolk Southern Corp.	22,471	6,033,913

		9,828,715

Semiconductors & Semiconductor Equipment—4.1%
Intel Corp.	140,123	8,967,872
Lam Research Corp.	9,321	5,548,232

		14,516,104

Software—3.9%
Adobe, Inc. (a)	3,763	1,788,818
Aspen Technology, Inc. (a)	11,325	1,634,537
Fair Isaac Corp. (a)	3,665	1,781,373
Microsoft Corp.	36,151	8,523,321

		13,728,049

Specialty Retail—3.5%
Best Buy Co., Inc.	40,773	4,681,148
Home Depot, Inc.	24,868	7,590,957

		12,272,105

Schedule of Investments

Virtus NFJ Large-Cap Value Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Technology Hardware, Storage & Peripherals—1.3%
Apple, Inc.	37,620	$4,595,283

Total Common Stock (cost—$285,732,331)		349,029,097

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $4,652,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $4,745,093 including accrued interest (cost—$4,652,000)	$4,652	4,652,000

Total Investments (cost—$290,384,331)—100.3%		353,681,097

Other assets and liabilities, net—(0.3)%		(1,066,868)

Net Assets—100.0%		$352,614,229

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

Virtus NFJ Mid-Cap Value Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—98.2%

Aerospace & Defense—4.4%
L3Harris Technologies, Inc.	102,947	$20,865,298
Mercury Systems, Inc. (a)	248,631	17,565,780
Northrop Grumman Corp.	62,632	20,270,221
Teledyne Technologies, Inc. (a)	12,453	5,151,183

		63,852,482

Auto Components—0.9%
Gentex Corp.	375,129	13,380,851

Banks—2.0%
First Republic Bank	67,649	11,280,471
M&T Bank Corp.	115,810	17,557,954

		28,838,425

Beverages—0.2%
Brown-Forman Corp., Class B	41,520	2,863,634

Building Products—1.8%
Carrier Global Corp.	275,156	11,617,086
Masco Corp.	244,325	14,635,068

		26,252,154

Capital Markets—4.0%
Apollo Global Management, Inc.	204,031	9,591,497
LPL Financial Holdings, Inc.	57,024	8,106,532
MSCI, Inc.	16,424	6,886,255
Nasdaq, Inc.	92,198	13,595,517
State Street Corp.	147,043	12,353,083
T Rowe Price Group, Inc.	40,774	6,996,818

		57,529,702

	Shares	Value

Chemicals—2.8%
Celanese Corp.	101,840	$15,256,650
FMC Corp.	45,302	5,010,854
RPM International, Inc.	152,055	13,966,252
Scotts Miracle-Gro Co.	24,901	6,099,998

		40,333,754

Commercial Services & Supplies—1.0%
Republic Services, Inc.	147,883	14,692,176

Communications Equipment—0.4%
Motorola Solutions, Inc.	29,072	5,466,990

Construction & Engineering—0.5%
EMCOR Group, Inc.	68,654	7,700,233

Consumer Finance—0.7%
Discover Financial Services	111,697	10,610,098

Containers & Packaging—0.9%
Avery Dennison Corp.	73,028	13,411,592

Distributors—0.3%
Pool Corp.	10,973	3,788,319

Diversified Telecommunication Services—1.1%
Cogent Communications Holdings, Inc.	222,482	15,297,862

Electric Utilities—3.8%
Alliant Energy Corp.	241,541	13,081,860
Eversource Energy	167,261	14,483,130
Xcel Energy, Inc.	398,917	26,531,970

		54,096,960

Electrical Equipment—1.1%
AMETEK, Inc.	75,916	9,696,751
Eaton Corp. PLC	48,894	6,761,062

		16,457,813

Schedule of Investments

Virtus NFJ Mid-Cap Value Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Electronic Equipment, Instruments & Components—0.9%
Jabil, Inc.	142,788	$7,447,822
Keysight Technologies, Inc. (a)	42,073	6,033,268

		13,481,090

Entertainment—1.0%
Electronic Arts, Inc.	105,623	14,298,186

Equity Real Estate Investment Trusts (REITs)—9.6%
Alexandria Real Estate Equities, Inc.	48,786	8,015,540
American Tower Corp.	101,795	24,335,113
Americold Realty Trust	130,206	5,009,025
AvalonBay Communities, Inc.	56,046	10,341,047
CoreSite Realty Corp.	54,272	6,504,499
CyrusOne, Inc.	63,248	4,283,154
Duke Realty Corp.	161,545	6,773,582
Extra Space Storage, Inc.	48,727	6,458,764
Medical Properties Trust, Inc.	606,160	12,899,085
Mid-America Apartment Communities, Inc.	96,152	13,880,503
National Health Investors, Inc.	149,930	10,836,940
Prologis, Inc.	81,414	8,629,884
Realty Income Corp.	112,210	7,125,335
Sun Communities, Inc.	84,818	12,726,093

		137,818,564

Food & Staples Retailing—0.5%
Kroger Co.	211,922	7,627,073

Food Products—2.4%
Hershey Co.	69,155	10,937,555
McCormick & Co., Inc.	124,054	11,060,655
Tyson Foods, Inc., Class A	175,217	13,018,623

		35,016,833

	Shares	Value

Gas Utilities—2.2%
Atmos Energy Corp.	204,957	$20,260,000
ONE Gas, Inc.	153,322	11,791,995

		32,051,995

Healthcare Equipment & Supplies—2.6%
Hill-Rom Holdings, Inc.	64,425	7,117,674
ResMed, Inc.	37,189	7,215,410
STERIS PLC	74,992	14,284,476
Teleflex, Inc.	12,952	5,381,038
West Pharmaceutical Services, Inc.	12,987	3,659,477

		37,658,075

Healthcare Providers & Services—3.3%
Anthem, Inc.	36,444	13,081,574
Chemed Corp.	31,272	14,379,491
Humana, Inc.	12,695	5,322,379
Quest Diagnostics, Inc.	117,796	15,117,938

		47,901,382

Hotels, Restaurants & Leisure—0.3%
Domino’s Pizza, Inc.	12,461	4,583,031

Household Durables—4.4%
DR Horton, Inc.	170,238	15,171,610
Garmin Ltd.	51,722	6,819,546
PulteGroup, Inc.	523,198	27,436,503
Whirlpool Corp.	62,220	13,710,177

		63,137,836

Household Products—1.5%
Church & Dwight Co., Inc.	82,104	7,171,784
Clorox Co.	36,865	7,110,521
Kimberly-Clark Corp.	57,194	7,952,826

		22,235,131

Independent Power Producers & Energy Traders—0.5%
AES Corp.	241,789	6,482,363

Schedule of Investments

Virtus NFJ Mid-Cap Value Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Industrial Conglomerates—1.5%
Roper Technologies, Inc.	53,224	$21,467,368

Insurance—8.3%
Allstate Corp.	158,785	18,244,396
American Financial Group, Inc.	61,640	7,033,124
Arthur J Gallagher & Co.	161,507	20,151,228
Cincinnati Financial Corp.	94,944	9,787,777
Fidelity National Financial, Inc.	472,472	19,210,712
Globe Life, Inc.	112,409	10,862,082
Hanover Insurance Group, Inc.	105,426	13,648,450
Lincoln National Corp.	72,538	4,516,941
Progressive Corp.	54,421	5,203,192
Reinsurance Group of America, Inc.	82,290	10,372,655

		119,030,557

IT Services—3.1%
Broadridge Financial Solutions, Inc.	33,714	5,161,613
Global Payments, Inc.	60,882	12,272,594
Leidos Holdings, Inc.	198,042	19,067,484
Paychex, Inc.	36,462	3,574,005
VeriSign, Inc. (a)	22,907	4,552,995

		44,628,691

Life Sciences Tools & Services—2.8%
Agilent Technologies, Inc.	97,960	12,454,635
IQVIA Holdings, Inc. (a)	71,007	13,714,292
PerkinElmer, Inc.	104,246	13,373,719

		39,542,646

Machinery—4.3%
Cummins, Inc.	48,409	12,543,256
Dover Corp.	101,911	13,975,055
Graco, Inc.	152,276	10,906,007
Stanley Black & Decker, Inc.	91,313	18,232,467
Toro Co.	60,629	6,253,275

		61,910,060

	Shares	Value
Metals & Mining—2.8%
Reliance Steel & Aluminum Co.	23,809	$3,625,873
Royal Gold, Inc.	161,021	17,329,080
Southern Copper Corp.	208,745	14,167,523
Steel Dynamics, Inc.	88,458	4,490,128

		39,612,604

Mortgage Real Estate Investment Trusts (REITs)—2.2%
AGNC Investment Corp.	485,761	8,141,354
Annaly Capital Management, Inc.	1,048,844	9,020,059
New Residential Investment Corp.	1,245,229	14,008,826

		31,170,239

Multi-Line Retail—0.7%
Dollar General Corp.	51,182	10,370,497

Multi-Utilities—2.8%
DTE Energy Co.	54,820	7,298,735
Sempra Energy	110,395	14,636,169
WEC Energy Group, Inc.	190,736	17,850,982

		39,785,886

Oil, Gas & Consumable Fuels—2.2%
Hess Corp.	122,159	8,643,971
Marathon Petroleum Corp.	262,560	14,044,334
ONEOK, Inc.	177,569	8,995,646

		31,683,951

Professional Services—0.5%
TransUnion	79,873	7,188,570

Road & Rail—1.0%
Kansas City Southern	27,335	7,214,253
Old Dominion Freight Line, Inc.	29,277	7,038,484

		14,252,737

Schedule of Investments

Virtus NFJ Mid-Cap Value Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment—3.2%
Broadcom, Inc.	25,909	$12,012,967
Skyworks Solutions, Inc.	92,801	17,027,127
Teradyne, Inc.	145,145	17,661,244

		46,701,338

Software—1.0%
Cadence Design Systems, Inc. (a)	47,941	6,567,438
Synopsys, Inc. (a)	29,726	7,365,508

		13,932,946

Specialty Retail—3.9%
AutoZone, Inc. (a)	10,504	14,750,767
Best Buy Co., Inc.	142,709	16,384,420
Lowe’s Cos., Inc.	77,447	14,728,871
Ross Stores, Inc.	86,130	10,327,848

		56,191,906

Technology Hardware, Storage & Peripherals—1.2%
Hewlett Packard Enterprise Co.	544,416	8,569,108
HP, Inc.	283,502	9,001,188

		17,570,296

Textiles, Apparel & Luxury Goods—0.2%
Lululemon Athletica, Inc. (a)	9,410	2,886,141

Thrifts & Mortgage Finance—0.4%
Premier Financial Corp.	185,007	6,153,333

	Shares	Value

Water Utilities—1.0%
American Water Works Co., Inc.	99,709	$14,948,373

Total Common Stock (cost—$1,128,197,912)		1,415,892,743

EXCHANGE-TRADED FUNDS—0.5%

Invesco S&P 500 Equal Weight ETF (b) (cost—$5,241,833)	48,141	6,819,654

	Principal Amount (000s)
Repurchase Agreements—0.1%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $2,013,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $2,053,309 including accrued interest (cost—$2,013,000)	$2,013	2,013,000

Total Investments (cost—$1,135,452,745)—98.8%		1,424,725,397

Other assets and liabilities, net—1.2%		17,134,875

Net Assets—100.0%		$1,441,860,272

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Glossary:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Schedule of Investments

Virtus NFJ Small-Cap Value Fund

March 31, 2021 (unaudited)

	Shares	Value

COMMON STOCK—97.7%

Aerospace & Defense—1.4%
Curtiss-Wright Corp.	46,224	$5,482,166
Mercury Systems, Inc. (a)	45,029	3,181,299

		8,663,465

Airlines—0.9%
SkyWest, Inc.	99,522	5,421,959

Auto Components—1.0%
Dana, Inc.	105,060	2,556,110
Fox Factory Holding Corp. (a)	9,138	1,161,074
Standard Motor Products, Inc.	56,571	2,352,222

		6,069,406

Banks—10.2%
Atlantic Union Bankshares Corp.	143,520	5,505,427
BancFirst Corp.	51,163	3,616,712
Bank of Hawaii Corp.	40,927	3,662,557
Commerce Bancshares, Inc.	40,628	3,112,511
Community Bank System, Inc.	113,227	8,686,775
Enterprise Financial Services Corp.	112,952	5,584,347
First Citizens BancShares, Inc., Class A	4,716	3,941,491
First Interstate Bancsystem, Inc., Class A	65,868	3,032,563
Glacier Bancorp, Inc.	52,412	2,991,677
Independent Bank Corp.	24,615	2,072,337
South State Corp.	109,031	8,560,024
United Community Banks, Inc.	141,672	4,833,849
Valley National Bancorp	444,398	6,106,029

		61,706,299

Building Products—1.6%
Simpson Manufacturing Co., Inc.	23,787	2,467,426
UFP Industries, Inc.	95,630	7,252,579

		9,720,005

Capital Markets—3.1%
AllianceBernstein Holding L.P.	208,296	8,329,757
Houlihan Lokey, Inc.	89,159	5,929,965
Stifel Financial Corp.	67,158	4,302,142

		18,561,864

Chemicals—1.7%
Cabot Corp.	59,921	3,142,257
Innospec, Inc.	13,756	1,412,604
Stepan Co.	45,677	5,806,003

		10,360,864

Commercial Services & Supplies—3.0%
ABM Industries, Inc.	95,108	4,851,459
Brady Corp., Class A	53,331	2,850,542
McGrath RentCorp	81,459	6,569,668
MSA Safety, Inc.	14,752	2,213,095
Tetra Tech, Inc.	13,770	1,868,865

		18,353,629

	Shares	Value

Communications Equipment—1.4%
Lumentum Holdings, Inc. (a)	89,363	$8,163,310

Construction & Engineering—2.3%
AECOM (a)	77,838	4,990,194
EMCOR Group, Inc.	32,725	3,670,436
Quanta Services, Inc.	57,011	5,015,828

		13,676,458

Consumer Finance—0.5%
PROG Holdings, Inc.	65,375	2,830,084

Containers & Packaging—1.9%
Silgan Holdings, Inc.	145,549	6,117,424
Sonoco Products Co.	83,689	5,297,514

		11,414,938

Diversified Consumer Services—0.3%
Strategic Education, Inc.	17,465	1,605,208

Diversified Financial Services—0.8%
Cannae Holdings, Inc. (a)	63,738	2,525,300
Compass Diversified Holdings	106,649	2,468,924

		4,994,224

Diversified Telecommunication Services—1.1%
Cogent Communications Holdings, Inc.	92,781	6,379,622

Electric Utilities—1.3%
IDACORP, Inc.	76,469	7,644,606

Electronic Equipment, Instruments & Components—1.8%
Fabrinet (a)	30,748	2,779,312
Jabil, Inc.	69,471	3,623,607
Methode Electronics, Inc.	111,930	4,698,821

		11,101,740

Equity Real Estate Investment Trusts (REITs)—5.9%
American Assets Trust, Inc.	61,790	2,004,468
Americold Realty Trust	60,632	2,332,513
CoreSite Realty Corp.	50,294	6,027,736
CyrusOne, Inc.	13,233	896,139
First Industrial Realty Trust, Inc.	26,826	1,228,363
Hudson Pacific Properties, Inc.	117,303	3,182,430
Life Storage, Inc.	44,219	3,800,623
National Health Investors, Inc.	109,001	7,878,592
Rexford Industrial Realty, Inc.	49,852	2,512,541
STAG Industrial, Inc.	113,173	3,803,744
Terreno Realty Corp.	31,847	1,839,801

		35,506,950

Food Products—1.2%
Calavo Growers, Inc.	17,275	1,341,231
Nomad Foods Ltd. (a)	159,373	4,376,382
Simply Good Foods Co. (a)	58,342	1,774,764

		7,492,377

Schedule of Investments

Virtus NFJ Small-Cap Value Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Gas Utilities—4.1%
ONE Gas, Inc.	200,099	$15,389,614
Spire, Inc.	122,753	9,070,219

		24,459,833

Healthcare Equipment & Supplies—2.1%
CONMED Corp.	46,888	6,123,104
Hill-Rom Holdings, Inc.	58,926	6,510,144

		12,633,248

Healthcare Providers & Services—1.3%
Chemed Corp.	13,931	6,405,753
Ensign Group, Inc.	13,230	1,241,503

		7,647,256

Hotels, Restaurants & Leisure—1.0%
Wendy’s Co.	264,313	5,354,981
Wingstop, Inc.	7,230	919,439

		6,274,420

Household Durables—4.5%
Helen of Troy Ltd. (a)	12,129	2,555,095
KB Home	279,195	12,990,943
MDC Holdings, Inc.	195,539	11,615,017

		27,161,055

Household Products—0.5%
WD-40 Co.	10,094	3,090,581

Insurance—7.5%
American Financial Group, Inc.	38,063	4,342,988
CNO Financial Group, Inc.	146,866	3,567,375
First American Financial Corp.	85,825	4,861,986
Globe Life, Inc.	51,205	4,947,939
Hanover Insurance Group, Inc.	45,258	5,859,100
Horace Mann Educators Corp.	146,675	6,337,827
Kinsale Capital Group, Inc.	18,116	2,985,517
Old Republic International Corp.	321,157	7,014,069
Primerica, Inc.	18,435	2,725,062
Selective Insurance Group, Inc.	39,535	2,867,869

		45,509,732

IT Services—2.9%
ExlService Holdings, Inc. (a)	28,017	2,526,012
KBR, Inc.	175,625	6,742,244
ManTech International Corp., Class A	72,993	6,346,741
Science Applications International Corp.	21,508	1,797,854

		17,412,851

Leisure Equipment & Products—1.1%
Acushnet Holdings Corp.	133,492	5,517,225
YETI Holdings, Inc. (a)	16,568	1,196,375

		6,713,600

Life Sciences Tools & Services—1.0%
Bruker Corp.	75,746	4,868,953
Medpace Holdings, Inc. (a)	7,841	1,286,316

		6,155,269

	Shares	Value

Machinery—3.4%
Douglas Dynamics, Inc.	20,684	$954,566
ESCO Technologies, Inc.	10,566	1,150,532
Federal Signal Corp.	72,379	2,772,116
Hillenbrand, Inc.	72,119	3,440,797
ITT, Inc.	37,678	3,425,307
SPX Corp. (a)	55,837	3,253,622
Toro Co.	26,023	2,684,012
Watts Water Technologies, Inc., Class A	22,665	2,692,829

		20,373,781

Media—1.7%
Cogeco Communications, Inc.	66,699	6,262,817
TEGNA, Inc.	196,623	3,702,411

		9,965,228

Metals & Mining—2.9%
Commercial Metals Co.	200,029	6,168,894
Gold Fields Ltd. ADR	454,391	4,312,171
Kaiser Aluminum Corp.	35,600	3,933,800
Royal Gold, Inc.	28,151	3,029,611

		17,444,476

Mortgage Real Estate Investment Trusts (REITs)—5.0%
Apollo Commercial Real Estate Finance, Inc.	743,828	10,391,277
Arbor Realty Trust, Inc.	238,760	3,796,284
Blackstone Mortgage Trust, Inc., Class A	441,280	13,679,680
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42,415	2,379,482

		30,246,723

Multi-Line Retail—0.2%
Ollie’s Bargain Outlet Holdings, Inc. (a)	11,522	1,002,414

Multi-Utilities—3.3%
Black Hills Corp.	114,259	7,629,074
NorthWestern Corp.	125,244	8,165,909
Unitil Corp.	85,473	3,905,261

		19,700,244

Oil, Gas & Consumable Fuels—1.6%
Delek Logistics Partners L.P.	123,762	4,454,195
SFL Corp. Ltd.	482,964	3,873,371
World Fuel Services Corp.	39,206	1,380,051

		9,707,617

Professional Services—1.1%
CBIZ, Inc. (a)	168,099	5,490,113
Exponent, Inc.	9,730	948,189

		6,438,302

Road & Rail—1.3%
TFI International, Inc.	20,267	1,515,161
Werner Enterprises, Inc.	134,413	6,340,261

		7,855,422

Schedule of Investments

Virtus NFJ Small-Cap Value Fund

March 31, 2021 (unaudited) (continued)

	Shares	Value

Semiconductors & Semiconductor Equipment—2.3%
Cirrus Logic, Inc. (a)	32,246	$2,734,138
CMC Materials, Inc.	22,534	3,983,786
Diodes, Inc. (a)	18,990	1,516,162
FormFactor, Inc. (a)	52,288	2,358,712
MKS Instruments, Inc.	18,577	3,444,547

		14,037,345

Software—1.1%
Aspen Technology, Inc. (a)	8,677	1,252,351
Progress Software Corp.	123,681	5,449,385

		6,701,736

Specialty Retail—0.6%
Lithia Motors, Inc., Class A	8,785	3,426,941

Thrifts & Mortgage Finance—4.1%
Essent Group Ltd.	89,780	4,263,652
Federal Agricultural Mortgage Corp.	16,708	1,682,830
Meta Financial Group, Inc.	69,334	3,141,524
PennyMac Financial Services, Inc.	26,411	1,766,104
Premier Financial Corp.	100,482	3,342,031
Radian Group, Inc.	182,889	4,252,169
Walker & Dunlop, Inc.	59,931	6,157,311

		24,605,621

Trading Companies & Distributors—0.9%
SiteOne Landscape Supply, Inc. (a)	5,668	967,754
Triton International Ltd.	86,710	4,768,183

		5,735,937

Water Utilities—0.8%
American States Water Co.	15,878	1,200,694
California Water Service Group	26,082	1,469,460
SJW Group	38,157	2,403,510

		5,073,664

Total Common Stock (cost—$448,704,305)		589,040,304

EXCHANGE-TRADED FUNDS—0.8%
Invesco S&P 500 Equal Weight ETF (b) (cost—$3,889,294)	35,716	5,059,528

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 3/31/21, 0.00%, due 4/1/21, proceeds $11,841,000; collateralized by U.S. Treasury Notes, 1.75%, due 12/31/24, valued at $12,077,847 including accrued interest (cost—$11,841,000)	$11,841	11,841,000

Total Investments (cost—$464,434,599)—100.5%		605,940,832

Value

Other assets and liabilities, net—(0.5)%	$(2,736,941)

Net Assets—100.0%	$603,203,891

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Glossary:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Notes to Schedule of Investments

March 31, 2021 (unaudited)

1. Security Valuation

Starting February 1, 2021, concurrent with the change in adviser to Virtus Investment Advisers, the Funds adopted valuation policies and procedures used by the other Virtus-sponsored registered Funds, which changes the pricing methodology for debt instruments and options.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1—quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

For additional information about significant accounting policies, refer to the Funds’ most recent semi or annual report.

Notes to Schedule of Investments

March 31, 2021 (unaudited) (continued)

The following is a summary of the inputs used to value each Fund’s net assets by each major security type. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/21
Virtus AllianzGI Emerging Markets Opportunities Fund:
Investments in Securities—Assets
Common Stock	$241,953,473	—	—	$241,953,473
Preferred Stock	1,745,461	—	—	1,745,461
Repurchase Agreements	—	$1,724,000	—	1,724,000

Totals	$243,698,934	$1,724,000	—	$245,422,934

Virtus AllianzGI Focused Growth Fund:
Investments in Securities—Assets
Common Stock	$1,309,630,770	—	—	$1,309,630,770
Repurchase Agreements	—	$2,319,000	—	2,319,000
Options Purchased:
Market Price	350,980	—	—	350,980

	1,309,981,750	2,319,000	—	1,312,300,750

Investments in Securities—Liabilities
Options Written:
Market Price	(1,853,200)	—	—	(1,853,200)

Totals	$1,308,128,550	$2,319,000	—	$1,310,447,550

Virtus AllianzGI Global Small-Cap Fund:
Investments in Securities—Assets
Common Stock	$93,989,660	—	—	$93,989,660
Preferred Stock	624,424	—	—	624,424
Repurchase Agreements	—	$3,263,000	—	3,263,000

Totals	$94,614,084	$3,263,000	—	$97,877,084

Virtus AllianzGI Health Sciences Fund:
Investments in Securities—Assets
Common Stock	$174,637,705	—	—	$174,637,705
Rights	—	—	$957	957
Repurchase Agreements	—	$3,035,000	—	3,035,000

Totals	$174,637,705	$3,035,000	$957	$177,673,662

For additional information about significant accounting policies, refer to the Funds’ most recent semi or annual report.

Notes to Schedule of Investments

March 31, 2021 (unaudited) (continued)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 3/31/21
Virtus AllianzGI Income & Growth Fund:
Investments in Securities—Assets
Common Stock	$2,090,619,711	—	$5,308,691		$2,095,928,402
Corporate Bonds & Notes	—	$2,039,300,751	4,142,934		2,043,443,685
Convertible Bonds & Notes	—	1,680,489,679	17		1,680,489,696
Convertible Preferred Stock	321,730,802	36,393,330	—		358,124,132
Senior Loans	—	27,701,892	11,441,612		39,143,504
Preferred Stock	—	—	18,336,838		18,336,838
Mutual Fund	10,612,615	—	—		10,612,615
Warrants	731,737	44,302	218,951		994,990
Repurchase Agreements	—	281,638,000	—		281,638,000

	2,423,694,865	4,065,567,954	39,449,043		6,528,711,862

Investments in Securities—Liabilities
Options written	(2,026,075)	—	—		(2,026,075)

Totals	$2,421,668,790	$4,065,567,954	$39,449,043		$6,526,685,787

Virtus AllianzGI Mid-Cap Growth Fund:
Investments in Securities—Assets
Common Stock	$454,439,166	—	—		$454,439,166
Repurchase Agreements	—	$1,039,000	—		1,039,000

Totals	$454,439,166	$1,039,000	—		$455,478,166

Virtus AllianzGI Small-Cap Fund:
Investments in Securities—Assets
Common Stock	$154,762,186	—	—		$154,762,186
Exchange-Traded Funds	1,262,123	—	—		1,262,123
Rights	—	—	—	†	— †
Repurchase Agreements	—	$2,449,000	—		2,449,000

Totals	$156,024,309	$2,449,000	—	†	$158,473,309

Virtus AllianzGI Technology Fund:
Investments in Securities—Assets
Common Stock	$2,210,376,528	—	—		$2,210,376,528
Exchange-Traded Funds	6,953	—	—		6,953
Repurchase Agreements	—	$187,858,000	—		187,858,000
Options Purchased:
Market Price	28,372,950	—	—		28,372,950

	2,238,756,431	187,858,000	—		2,426,614,431

Investments in Securities—Liabilities
Securities Sold Short, at value	(10,853)	—	—		(10,853)
Options Written:
Market Price	(4,771,348)	—	—		(4,771,348)

	(4,782,201)	—	—		(4,782,201)

Totals	$2,233,974,230	$187,858,000	—		$2,421,832,230

For additional information about significant accounting policies, refer to the Funds’ most recent semi or annual report.

Notes to Schedule of Investments

March 31, 2021 (unaudited) (continued)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/21
Virtus NFJ Dividend Value Fund:
Investments in Securities—Assets
Common Stock	$857,357,091	—	—	$857,357,091
Exchange-Traded Funds	2,898,647	—	—	2,898,647
Repurchase Agreements	—	$7,978,000	—	7,978,000

Totals	$860,255,738	$7,978,000	—	$868,233,738

Virtus NFJ International Value Fund:
Investments in Securities—Assets
Common Stock	$141,954,285	—	—	$141,954,285
Preferred Stock	5,245,809	—	—	5,245,809
Repurchase Agreements	—	$2,509,000	—	2,509,000

Totals	$147,200,094	$2,509,000	—	$149,709,094

Virtus NFJ Large-Cap Value Fund:
Investments in Securities—Assets
Common Stock	$349,029,097	—	—	$349,029,097
Repurchase Agreements	—	$4,652,000	—	4,652,000

Totals	$349,029,097	$4,652,000	—	$353,681,097

Virtus NFJ Mid-Cap Value Fund:
Investments in Securities—Assets
Common Stock	$1,415,892,743	—	—	$1,415,892,743
Exchange-Traded Funds	6,819,654	—	—	6,819,654
Repurchase Agreements	—	$2,013,000	—	2,013,000

Totals	$1,422,712,397	$2,013,000	—	$1,424,725,397

Virtus NFJ Small-Cap Value Fund:
Investments in Securities—Assets
Common Stock	$589,040,304	—	—	$589,040,304
Exchange-Traded Funds	5,059,528	—	—	5,059,528
Repurchase Agreements	—	$11,841,000	—	11,841,000

Totals	$594,099,832	$11,841,000	—	$605,940,832

For additional information about significant accounting policies, refer to the Funds’ most recent semi or annual report.

Notes to Schedule of Investments

March 31, 2021 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2021, was as follows:

	Beginning Balance 6/30/20	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*		Transfers out of Level 3**	Ending Balance 3/31/21
Virtus AllianzGI Income & Growth Fund:
Investments in Securities—Assets
Common Stock	$1,731,002	$12,580,498	††	$(34,461)	$—	$(458,209)	$(8,516,731)	$6,592		$—	$5,308,691
Corporate Bonds & Notes	3,480,356	11,660,177		(12,287,380)	214,974	(11,500,097)	12,441,444	133,460		—	4,142,934
Convertible Bonds & Notes	—	8,911,235		—	115,483	—	(9,026,701)	—	†	—	17
Senior Loans	—	11,441,612		—	—	—	—	—		—	11,441,612
Preferred Stock	16,230,676	—		—	—	—	2,106,162	—		—	18,336,838
Warrants	16,272	139,252		—	—	—	107,729	—		(44,302)	218,951

Totals	$21,458,306	$44,732,774		$(12,321,841)	$330,457	$(11,958,306)	$(2,888,097)	$140,052		$(44,302)	$39,449,043

The table above may include Level 3 investments that are valued by brokers or independent pricing services.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2021:

	Ending Balance at 3/31/21	Valuation Technique Used	Unobservable Inputs	Input Values
Virtus AllianzGI Income & Growth Fund:
Investments in Securities—Assets
Common Stock:
Aerospace & Defense	$326,089	Market and Company Comparables	EV Multiples M&A Transaction Multiples Illiquidity Discount	1.17x (0.72x - 2.32x) 11.93x (5.44x - 46x) 1.02x (0.51x - 1.38x) 0.86x (0.41x - 1.96x) 40%
Apparel & Textiles	$49,354	Market and Company Comparables	EV Multiples Illiquidity Discount	0.86x (0.32x - 1.32x) 0.74x (0.33x - 1.13x) 25%
Banks	$2,817,948	Market and Company Comparables	EV Multiples Illiquidity Discount	1.32x (0.33x - 2.52x) 7.39x (3.03x - 11.39x) 0.57x (0.22x - 0.93x) 20%
Commercial Services	$190,740	Market and Company Comparables	EV Multiples Illiquidity Discount	0.62x (0.32x - 1.14x) 4.94x (4.26x - 6.10x) 0.65x (0.49x - 0.83x) 20%
Media	$1,823,693	Market and Company Comparables	EV Multiples M&A Transaction Multiples Illiquidity Discount	0.93x (0.70x - 4.37x) 7.17x (5.14x - 30.73x) 8.52x (6.65x - 10.11x) 10%
Preferred Stock:
Media	$1,202,358	Market and Company Comparables	EV Multiples Illiquidity Discount	1.63x (0.45x - 4.99x) (25% - 55%)
	$17,134,480	Market and Company Comparables	EV Multiples Illiquidity Discount	0.93x (0.37x - 2.35x) (25% - 55%)

The table above may include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

*	Transferred out of Level 2 and into Level 3 due to a decrease in trading activities during the period.
**	Transferred out of Level 3 and into Level 2 due to an increase in trading activities during the period.
†	Actual amount rounds to less than $1.
††	Issued via corporate action.

For additional information about significant accounting policies, refer to the Funds’ most recent semi or annual report.

Notes to Schedule of Investments

March 31, 2021 (unaudited) (continued)

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Fund held at March 31, 2021 was:

Virtus AllianzGI Income & Growth Fund	$(5,996,325)

For additional information about significant accounting policies, refer to the Funds’ most recent semi or annual report.